Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 15.2%
Consumer, Non-cyclical - 4.4%
Johnson & Johnson	4,763	$709,115
UnitedHealth Group, Inc.	1,588	495,091
Merck & Company, Inc.	5,909	490,152
Pfizer, Inc.	12,711	466,494
Amgen, Inc.	1,666	423,431
Bristol-Myers Squibb Co.	6,780	408,766
Eli Lilly & Co.	2,130	315,283
Altria Group, Inc.	7,801	301,431
Philip Morris International, Inc.	3,683	276,188
Automatic Data Processing, Inc.	1,897	264,613
McKesson Corp.	1,727	257,202
CVS Health Corp.	4,263	248,959
Anthem, Inc.	915	245,760
Kimberly-Clark Corp.	1,651	243,787
Cigna Corp.	1,355	229,550
Gilead Sciences, Inc.	3,560	224,956
Quanta Services, Inc.	4,249	224,602
General Mills, Inc.	3,572	220,321
Molson Coors Beverage Co. — Class B	6,547	219,717
United Rentals, Inc.*	1,237	215,856
Biogen, Inc.*	752	213,327
Medtronic plc	1,837	190,901
Alexion Pharmaceuticals, Inc.*	1,445	165,351
Kraft Heinz Co.	5,501	164,755
Procter & Gamble Co.	1,164	161,784
HCA Healthcare, Inc.	1,285	160,214
Humana, Inc.	385	159,348
Regeneron Pharmaceuticals, Inc.*	270	151,141
AbbVie, Inc.	1,681	147,239
Tyson Foods, Inc. — Class A	2,441	145,191
Cardinal Health, Inc.	2,977	139,770
DaVita, Inc.*	1,627	139,352
Campbell Soup Co.	2,768	133,888
JM Smucker Co.	1,096	126,610
Kroger Co.	3,613	122,517
Universal Health Services, Inc. — Class B	1,108	118,578
FleetCor Technologies, Inc.*	415	98,812
PayPal Holdings, Inc.*	497	97,924
Total Consumer, Non-cyclical		9,117,976
Technology - 3.6%
Apple, Inc.	16,492	1,909,938
Microsoft Corp.	7,472	1,571,586
Intel Corp.	9,413	487,405
International Business Machines Corp.	3,603	438,377
Texas Instruments, Inc.	2,344	334,700
Cerner Corp.	4,435	320,606
Oracle Corp.	5,002	298,619
Broadcom, Inc.	728	265,225
QUALCOMM, Inc.	1,976	232,536
Seagate Technology plc	4,577	225,509
NetApp, Inc.	4,913	215,386
NVIDIA Corp.	351	189,968
KLA Corp.	960	185,990
Applied Materials, Inc.	2,802	166,579
HP, Inc.	8,376	159,060
Microchip Technology, Inc.	1,485	152,599
Zebra Technologies Corp. — Class A*	572	144,407
Cognizant Technology Solutions Corp. — Class A	1,936	134,397
Adobe, Inc.*	127	62,285
Total Technology		7,495,172
Communications - 2.6%
Amazon.com, Inc.*	420	1,322,466
Alphabet, Inc. — Class C*	622	914,091
Verizon Communications, Inc.	9,932	590,855
Facebook, Inc. — Class A*	2,120	555,228
Cisco Systems, Inc.	12,239	482,094
AT&T, Inc.	10,820	308,478
T-Mobile US, Inc.*	2,092	239,241
Juniper Networks, Inc.	10,817	232,566
Motorola Solutions, Inc.	1,097	172,021
Comcast Corp. — Class A	3,371	155,942
eBay, Inc.	2,597	135,304
Omnicom Group, Inc.	2,506	124,047
Walt Disney Co.	734	91,075
Netflix, Inc.*	126	63,004
Total Communications		5,386,412
Industrial - 1.5%
Caterpillar, Inc.	2,729	407,030
TE Connectivity Ltd.	3,116	304,558
Snap-on, Inc.	1,737	255,565
CSX Corp.	2,944	228,661
Masco Corp.	4,126	227,466
Lockheed Martin Corp.	560	214,637
Eaton Corporation plc	1,951	199,060
General Dynamics Corp.	1,419	196,432
Waters Corp.*	892	174,547
General Electric Co.	26,703	166,360
3M Co.	988	158,258
Emerson Electric Co.	2,318	151,991
Parker-Hannifin Corp.	694	140,424
Textron, Inc.	3,523	127,145
Huntington Ingalls Industries, Inc.	659	92,754
Total Industrial		3,044,888
Financial - 1.4%
Berkshire Hathaway, Inc. — Class B*	2,259	481,031
JPMorgan Chase & Co.	4,693	451,795
Bank of America Corp.	13,042	314,182
MetLife, Inc.	7,640	283,979
Allstate Corp.	2,607	245,423
Visa, Inc. — Class A	1,208	241,564
Western Union Co.	8,275	177,333
Mastercard, Inc. — Class A	490	165,703
Travelers Companies, Inc.	1,465	158,498
Ameriprise Financial, Inc.	966	148,870
Hartford Financial Services Group, Inc.	3,760	138,594
Capital One Financial Corp.	1,338	96,149
PNC Financial Services Group, Inc.	591	64,957
Morgan Stanley	1,307	63,193
Total Financial		3,031,271

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 15.2% (continued)
Consumer, Cyclical - 1.0%
Cummins, Inc.	1,352	$285,488
Walmart, Inc.	1,666	233,090
Best Buy Company, Inc.	1,996	222,135
Home Depot, Inc.	779	216,336
Genuine Parts Co.	1,932	183,869
Lowe's Companies, Inc.	1,086	180,124
PulteGroup, Inc.	3,684	170,533
General Motors Co.	4,232	125,225
Whirlpool Corp.	599	110,150
Lennar Corp. — Class A	1,318	107,654
Mohawk Industries, Inc.*	1,058	103,250
Hanesbrands, Inc.	6,101	96,091
LKQ Corp.*	3,343	92,701
Total Consumer, Cyclical		2,126,646
Utilities - 0.5%
Exelon Corp.	6,061	216,742
Dominion Energy, Inc.	2,581	203,718
Evergy, Inc.	3,943	200,383
Public Service Enterprise Group, Inc.	3,511	192,789
PPL Corp.	5,134	139,696
Consolidated Edison, Inc.	1,620	126,036
Total Utilities		1,079,364
Energy - 0.2%
Exxon Mobil Corp.	2,630	90,288
ConocoPhillips	2,724	89,456
Chevron Corp.	1,237	89,064
Kinder Morgan, Inc.	4,866	59,998
Total Energy		328,806
Total Common Stocks
(Cost $28,698,143)		31,610,535

MUTUAL FUNDS† - 80.8%
Guggenheim Strategy Fund III[1]	2,279,890	57,156,830
Guggenheim Variable Insurance Strategy Fund III[1]	2,280,726	57,018,150
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,821,343	38,137,008
Guggenheim Strategy Fund II1	661,155	16,509,040
Total Mutual Funds
(Cost $167,799,676)		168,821,028

MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	6,555,646	6,555,646
Total Money Market Fund
(Cost $6,555,646)		6,555,646
Total Investments - 99.1%
(Cost $203,053,465)		$206,987,209
Other Assets & Liabilities, net - 0.9%		1,883,128
Total Net Assets - 100.0%		$208,870,337

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	38	Dec 2020	$6,364,525	$(43,068)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Total Return Index	0.28% (3 Month USD LIBOR - 0.02%)	At Maturity	10/06/20	24,680	$170,758,699	$12,457,353

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,610,535	$—	$—	$31,610,535
Mutual Funds	168,821,028	—	—	168,821,028
Money Market Fund	6,555,646	—	—	6,555,646
Equity Index Swap Agreements**	—	12,457,353	—	12,457,353
Total Assets	$206,987,209	$12,457,353	$—	$219,444,562

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$43,068	$—	$—	$43,068

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at ttps://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$12,015,307	$14,446,440	$(10,080,012)	$(11,823)	$139,128	$16,509,040	661,155	$91,136
Guggenheim Strategy Fund III	61,933,211	811,120	(6,330,471)	(93,034)	836,004	57,156,830	2,279,890	814,182
Guggenheim Ultra Short Duration Fund — Institutional Class	17,010,235	42,740,142	(22,382,977)	128,332	641,276	38,137,008	3,821,343	306,046
Guggenheim Variable Insurance Strategy Fund III	69,062,402	837,035	(13,356,679)	(197,053)	672,445	57,018,150	2,280,726	840,938
	$160,021,155	$58,834,737	$(52,150,139)	$(173,578)	$2,288,853	$168,821,028		$2,052,302

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 96.6%
Financial - 22.0%
Berkshire Hathaway, Inc. — Class B*	20,208	$4,303,091
JPMorgan Chase & Co.	40,704	3,918,574
Citigroup, Inc.	78,919	3,402,198
Bank of America Corp.	112,828	2,718,027
Allstate Corp.	23,741	2,234,978
Truist Financial Corp.	53,865	2,049,563
Wells Fargo & Co.	78,884	1,854,563
Voya Financial, Inc.	38,150	1,828,529
MetLife, Inc.	45,139	1,677,817
Morgan Stanley	34,665	1,676,053
Prudential Financial, Inc.	25,393	1,612,963
Principal Financial Group, Inc.	37,840	1,523,817
Hartford Financial Services Group, Inc.	34,287	1,263,819
Loews Corp.	36,285	1,260,904
Medical Properties Trust, Inc. REIT	65,452	1,153,919
Mastercard, Inc. — Class A	3,197	1,081,129
Zions Bancorp North America	36,234	1,058,757
Charles Schwab Corp.	27,103	981,942
Regions Financial Corp.	70,117	808,449
KeyCorp	64,668	771,489
American International Group, Inc.	18,813	517,922
BOK Financial Corp.	9,366	482,443
Jones Lang LaSalle, Inc.	4,866	465,481
Gaming and Leisure Properties, Inc. REIT	12,402	458,023
Equity Commonwealth REIT	15,454	411,540
Park Hotels & Resorts, Inc. REIT	30,801	307,702
Total Financial		39,823,692
Consumer, Non-cyclical - 21.4%
Pfizer, Inc.	116,819	4,287,257
Johnson & Johnson	28,659	4,266,752
Humana, Inc.	6,970	2,884,814
Quest Diagnostics, Inc.	22,092	2,529,313
McKesson Corp.	16,663	2,481,621
Archer-Daniels-Midland Co.	52,046	2,419,618
HCA Healthcare, Inc.	18,846	2,349,719
Medtronic plc	21,543	2,238,749
Alexion Pharmaceuticals, Inc.*	18,567	2,124,622
Tyson Foods, Inc. — Class A	34,884	2,074,900
Procter & Gamble Co.	14,199	1,973,519
Zimmer Biomet Holdings, Inc.	13,693	1,864,165
Amgen, Inc.	6,861	1,743,791
Merck & Company, Inc.	20,657	1,713,498
Encompass Health Corp.	25,501	1,657,055
Bunge Ltd.	25,800	1,179,060
Ingredion, Inc.	13,001	983,916
Total Consumer, Non-cyclical		38,772,369
Communications - 10.0%
Verizon Communications, Inc.	99,873	5,941,445
Comcast Corp. — Class A	82,304	3,807,383
Cisco Systems, Inc.	46,985	1,850,739
F5 Networks, Inc.*	12,607	1,547,761
Alphabet, Inc. — Class A*	859	1,258,951
Walt Disney Co.	8,284	1,027,879
T-Mobile US, Inc.*	8,893	1,017,003
Juniper Networks, Inc.	43,590	937,185
AT&T, Inc.	24,582	700,833
Total Communications		18,089,179
Consumer, Cyclical - 9.2%
Walmart, Inc.	26,728	3,739,514
DR Horton, Inc.	25,375	1,919,111
Southwest Airlines Co.	47,188	1,769,550
PACCAR, Inc.	20,253	1,727,176
Home Depot, Inc.	5,978	1,660,150
LKQ Corp.*	49,954	1,385,224
Lear Corp.	12,115	1,321,141
Penske Automotive Group, Inc.*	24,754	1,179,776
PVH Corp.	14,248	849,751
Ralph Lauren Corp. — Class A	11,569	786,345
Macy's, Inc.	44,265	252,311
Total Consumer, Cyclical		16,590,049
Technology - 8.1%
Micron Technology, Inc.*	72,631	3,410,752
Skyworks Solutions, Inc.	19,813	2,882,791
Apple, Inc.	16,014	1,854,581
Qorvo, Inc.*	13,783	1,778,145
International Business Machines Corp.	14,475	1,761,173
Intel Corp.	22,852	1,183,277
Cerner Corp.	12,890	931,818
Amdocs Ltd.	15,609	896,113
Total Technology		14,698,650
Industrial - 7.9%
Honeywell International, Inc.	16,613	2,734,666
FedEx Corp.	10,635	2,674,915
Owens Corning	30,831	2,121,481
Johnson Controls International plc	46,562	1,902,058
Knight-Swift Transportation Holdings, Inc.	46,371	1,887,300
Curtiss-Wright Corp.	14,040	1,309,370
Valmont Industries, Inc.	7,628	947,245
General Electric Co.	97,873	609,749
Total Industrial		14,186,784
Utilities - 7.5%
Public Service Enterprise Group, Inc.	56,473	3,100,933
Exelon Corp.	84,432	3,019,288
Duke Energy Corp.	21,954	1,944,246
Pinnacle West Capital Corp.	23,291	1,736,344
Edison International	32,683	1,661,604
NiSource, Inc.	51,045	1,122,990
PPL Corp.	33,862	921,385
Total Utilities		13,506,790
Basic Materials - 5.6%
Huntsman Corp.	123,085	2,733,718
Westlake Chemical Corp.	30,967	1,957,733
Nucor Corp.	38,756	1,738,594
Olin Corp.	90,597	1,121,591
Reliance Steel & Aluminum Co.	10,519	1,073,359
DuPont de Nemours, Inc.	18,012	999,306
Dow, Inc.	9,877	464,713
Total Basic Materials		10,089,014
Energy - 4.9%
Chevron Corp.	36,592	2,634,624

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 96.6% (continued)
Energy - 4.9% (continued)
ConocoPhillips	55,659	$1,827,842
Cabot Oil & Gas Corp. — Class A	91,049	1,580,611
Exxon Mobil Corp.	26,250	901,162
Range Resources Corp.	107,163	709,419
Marathon Oil Corp.	158,094	646,604
Parsley Energy, Inc. — Class A	56,789	531,545
Total Energy		8,831,807
Total Common Stocks
(Cost $167,448,603)		174,588,334

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Russell 1000 Value ETF	16,114	1,903,547
Total Exchange-Traded Funds
(Cost $2,092,872)		1,903,547

MONEY MARKET FUND† - 2.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	3,804,896	3,804,896
Total Money Market Fund
(Cost $3,804,896)		3,804,896
Total Investments - 99.7%
(Cost $173,346,371)		$180,296,777
Other Assets & Liabilities, net - 0.3%		516,207
Total Net Assets - 100.0%		$180,812,984

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$174,588,334	$—	$—	$174,588,334
Exchange-Traded Funds	1,903,547	—	—	1,903,547
Money Market Fund	3,804,896	—	—	3,804,896
Total Assets	$180,296,777	$—	$—	$180,296,777

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 98.3%
Consumer, Non-cyclical - 21.9%
Roche Holding AG	4,500	$1,539,737
Merck & Company, Inc.	16,900	1,401,855
Procter & Gamble Co.	9,400	1,306,506
PepsiCo, Inc.	9,400	1,302,840
S&P Global, Inc.	3,500	1,262,100
AbbVie, Inc.	14,000	1,226,260
Philip Morris International, Inc.	15,400	1,154,846
Novo Nordisk A/S — Class B	15,800	1,093,090
Vertex Pharmaceuticals, Inc.*	3,700	1,006,844
Genmab A/S*	2,700	977,867
Clorox Co.	4,300	903,731
Swedish Match AB	10,900	891,889
Kimberly-Clark Corp.	5,900	871,194
DexCom, Inc.*	2,100	865,683
Coloplast A/S — Class B	5,400	853,295
Colgate-Palmolive Co.	10,900	840,935
Zoetis, Inc.	4,800	793,776
MarketAxess Holdings, Inc.	1,600	770,544
British American Tobacco plc	18,800	673,664
Gilead Sciences, Inc.	10,200	644,538
Johnson & Johnson	4,300	640,184
WH Group Ltd.[1]	787,100	637,835
Square, Inc. — Class A*	3,500	568,925
Hormel Foods Corp.	9,900	484,011
Orion Oyj — Class B	10,600	480,767
CoStar Group, Inc.*	500	424,255
Hershey Co.	2,900	415,686
Kellogg Co.	5,800	374,622
Diageo plc	10,500	359,041
Sartorius Stedim Biotech	800	276,425
Nestle S.A.	1,900	225,554
Total Consumer, Non-cyclical		25,268,499
Financial - 19.6%
Mastercard, Inc. — Class A	4,800	1,623,216
Simon Property Group, Inc. REIT	14,300	924,924
T. Rowe Price Group, Inc.	7,200	923,184
Marsh & McLennan Companies, Inc.	8,000	917,600
Oversea-Chinese Banking Corporation Ltd.	143,900	887,842
Extra Space Storage, Inc. REIT	8,200	877,318
Public Storage REIT	3,800	846,336
Legal & General Group plc	318,400	773,629
Zurich Insurance Group AG	2,100	731,198
Japan Post Holdings Company Ltd.	107,100	726,759
Annaly Capital Management, Inc. REIT	101,000	719,120
Medical Properties Trust, Inc. REIT	39,700	699,911
Sun Hung Kai Properties Ltd.	54,700	697,370
BOC Hong Kong Holdings Ltd.	261,200	687,579
AGNC Investment Corp. REIT	45,500	632,905
VEREIT, Inc.	95,500	620,750
DBS Group Holdings Ltd.	42,500	620,045
Admiral Group plc	18,400	619,681
Banque Cantonale Vaudoise	5,900	599,576
HSBC Holdings plc	153,600	597,470
Japan Post Bank Company Ltd.	76,600	596,185
Wells Fargo & Co.	24,200	568,942
Vornado Realty Trust REIT	16,400	552,844
Aozora Bank Ltd.	29,500	487,448
Intercontinental Exchange, Inc.	4,600	460,230
Tryg A/S	13,600	429,166
Cboe Global Markets, Inc.	4,500	394,830
New World Development Company Ltd.	73,300	354,695
Arthur J Gallagher & Co.	3,200	337,856
Carlyle Group, Inc.	13,200	325,644
Cincinnati Financial Corp.	4,000	311,880
Daito Trust Construction Company Ltd.	3,500	309,238
Invesco Ltd.	26,300	300,083
CK Asset Holdings Ltd.	60,900	296,656
Sumitomo Mitsui Financial Group, Inc.	10,500	290,408
Prudential Financial, Inc.	3,900	247,728
Blackstone Group, Inc. — Class A	4,500	234,900
Mitsubishi UFJ Lease & Finance Company Ltd.	48,500	222,994
Visa, Inc. — Class A	1,100	219,967
Total Financial		22,668,107
Technology - 18.1%
Apple, Inc.	30,500	3,532,205
Microsoft Corp.	15,900	3,344,247
NVIDIA Corp.	2,700	1,461,294
Texas Instruments, Inc.	9,300	1,327,947
ASML Holding N.V.	3,500	1,291,872
Advanced Micro Devices, Inc.*	13,800	1,131,462
MSCI, Inc. — Class A	2,700	963,306
Maxim Integrated Products, Inc.	14,000	946,540
RingCentral, Inc. — Class A*	3,200	878,752
salesforce.com, Inc.*	3,200	804,224
Seagate Technology plc	15,600	768,612
Twilio, Inc. — Class A*	2,900	716,561
Lasertec Corp.	6,900	563,198
Logitech International S.A.	7,000	544,770
Micron Technology, Inc.*	9,200	432,032
Nemetschek SE	5,400	395,848
Otsuka Corp.	6,500	331,516
ASM Pacific Technology Ltd.	32,400	329,451
SAP AG	2,100	326,995
Lam Research Corp.	800	265,400
Oracle Corporation Japan	2,100	225,359
Western Digital Corp.	5,300	193,715
Intuit, Inc.	500	163,105
Total Technology		20,938,411
Communications - 11.3%
Amazon.com, Inc.*	1,100	3,463,603
Alphabet, Inc. — Class C*	1,181	1,735,598
NTT DOCOMO, Inc.	26,800	987,041
FactSet Research Systems, Inc.	2,900	971,152
Facebook, Inc. — Class A*	3,035	794,867
MonotaRO Company Ltd.	14,400	712,594
CyberAgent, Inc.	11,000	674,693
AT&T, Inc.	22,253	634,433
ZOZO, Inc.	20,700	574,580
Elisa Oyj	9,700	572,034
HKT Trust & HKT Ltd.	336,700	445,769
Verizon Communications, Inc.	6,700	398,583

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Communications - 11.3% (continued)
Nippon Telegraph & Telephone Corp.	18,800	$383,182
CenturyLink, Inc.	26,700	269,403
Netflix, Inc.*	500	250,015
Telefonaktiebolaget LM Ericsson — Class B	21,500	235,940
Total Communications		13,103,487
Utilities - 7.4%
National Grid plc	84,000	964,453
NextEra Energy, Inc.	3,200	888,192
Orsted A/S1	6,300	868,431
FirstEnergy Corp.	26,000	746,460
SSE plc	46,000	717,025
Duke Energy Corp.	8,000	708,480
Southern Co.	13,000	704,860
Fortum Oyj	26,500	536,931
Severn Trent plc	16,100	506,488
Exelon Corp.	13,200	472,032
Terna Rete Elettrica Nazionale SpA	59,000	413,401
Enagas S.A.	13,400	309,539
PPL Corp.	10,700	291,147
Sempra Energy	2,100	248,556
AGL Energy Ltd.	17,100	166,764
Total Utilities		8,542,759
Industrial - 6.1%
3M Co.	7,100	1,137,278
Atlas Copco AB — Class A*	21,100	1,010,267
Kone Oyj — Class B	11,000	968,402
Waste Management, Inc.	7,700	871,409
Illinois Tool Works, Inc.	4,300	830,803
Packaging Corporation of America	6,300	687,015
Lockheed Martin Corp.	1,300	498,264
Venture Corporation Ltd.	35,000	493,442
United Parcel Service, Inc. — Class B	1,700	283,271
Honeywell International, Inc.	1,500	246,915
Total Industrial		7,027,066
Consumer, Cyclical - 5.4%
Home Depot, Inc.	4,800	1,333,008
Costco Wholesale Corp.	3,700	1,313,500
Domino's Pizza, Inc.	2,100	893,088
Evolution Gaming Group AB1	10,400	690,722
McDonald's Holdings Company Japan Ltd.	11,200	543,622
Bandai Namco Holdings, Inc.	7,000	510,243
ABC-Mart, Inc.	8,600	445,959
Sands China Ltd.	71,600	275,789
Hermes International	300	259,043
Total Consumer, Cyclical		6,264,974
Basic Materials - 4.0%
Rio Tinto plc	20,900	1,255,381
Fortescue Metals Group Ltd.	69,900	815,817
UPM-Kymmene Oyj	23,900	728,549
International Paper Co.	16,500	668,910
LyondellBasell Industries N.V. — Class A	5,300	373,597
Boliden AB	10,500	312,688
Ecolab, Inc.	1,300	259,792
Novozymes A/S — Class B	3,500	220,398
Total Basic Materials		4,635,132
Energy - 3.8%
Exxon Mobil Corp.	31,600	1,084,828
Schlumberger Ltd.	50,900	792,004
Phillips 66	14,700	762,048
Valero Energy Corp.	17,300	749,436
Marathon Petroleum Corp.	21,200	622,008
HollyFrontier Corp.	22,200	437,562
Total Energy		4,447,886
Diversified - 0.7%
CK Hutchison Holdings Ltd.	132,300	795,545
Total Common Stocks
(Cost $99,895,590)		113,691,866

EXCHANGE-TRADED FUNDS† - 0.8%
SPDR S&P 500 ETF Trust	1,428	478,223
iShares MSCI EAFE ETF	7,508	477,884
Total Exchange-Traded Funds
(Cost $986,417)		956,107

MONEY MARKET FUND† - 0.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.00%[2]	418,574	418,574
Total Money Market Fund
(Cost $418,574)		418,574
Total Investments - 99.5%
(Cost $101,300,581)		$115,066,547
Other Assets & Liabilities, net - 0.5%		593,306
Total Net Assets - 100.0%		$115,659,853

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,196,988 (cost $2,086,492), or 1.9% of total net assets.
2	Rate indicated is the 7-day yield as of September 30, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$113,691,866	$—	$—	$113,691,866
Exchange-Traded Funds	956,107	—	—	956,107
Money Market Fund	418,574	—	—	418,574
Total Assets	$115,066,547	$—	$—	$115,066,547

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 1.1%
Financial - 1.1%
Pershing Square Tontine Holdings Ltd. — Class A*	76,590	$1,737,827
Total Common Stocks
(Cost $1,483,472)		1,737,827

PREFERRED STOCKS†† - 0.6%
Financial - 0.6%
Public Storage
4.63%	14,400	387,648
4.13%*	3,200	82,976
American Financial Group, Inc., 4.50% due 09/15/60	10,000	272,300
First Republic Bank, 4.13%*	6,000	152,400
W R Berkley Corp., 4.25% due 09/30/60	4,000	104,200
Total Financial		999,524
Total Preferred Stocks
(Cost $940,000)		999,524

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
$23.00, 07/24/21	8,510	61,017
Total Warrants
(Cost $48,328)		61,017

EXCHANGE-TRADED FUNDS† - 5.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	56,990	7,677,123
iShares iBoxx High Yield Corporate Bond ETF	20,120	1,688,068
Total Exchange-Traded Funds
(Cost $8,643,040)		9,365,191

MUTUAL FUNDS† - 8.7%
Guggenheim Total Return Bond Fund — R6-Class[1]	227,457	6,778,223
Guggenheim Strategy Fund II1	203,016	5,069,308
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	208,206	2,077,901
Total Mutual Funds
(Cost $13,105,813)		13,925,432

MONEY MARKET FUND† - 1.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	2,950,821	2,950,821
Total Money Market Fund
(Cost $2,950,821)		2,950,821

	Face Amount
CORPORATE BONDS†† - 40.5%
Financial - 15.4%
American International Group, Inc.
3.40% due 06/30/30	$660,000	730,860
4.38% due 06/30/50	550,000	643,416
Wells Fargo & Co.
3.07% due 04/30/41[3]	1,100,000	1,150,711
2.57% due 02/11/31[3]	150,000	157,472
Citizens Financial Group, Inc.
3.25% due 04/30/30	1,110,000	1,225,271
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	950,000	1,017,726
Bank of America Corp.
2.59% due 04/29/31[3]	890,000	946,890
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	800,000	844,619
Reinsurance Group of America, Inc.
3.15% due 06/15/30	750,000	816,553
Arch Capital Group Ltd.
3.64% due 06/30/50	700,000	752,565
JPMorgan Chase & Co.
2.96% due 05/13/31[3]	230,000	246,768
4.49% due 03/24/31[3]	200,000	244,068
3.11% due 04/22/41[3]	200,000	216,948
Markel Corp.
6.00%[3,5]	660,000	697,950
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.30% due 01/15/29	300,000	334,101
4.00% due 01/15/31	290,000	301,899
Citigroup, Inc.
2.57% due 06/03/31[3]	590,000	618,361
Intercontinental Exchange, Inc.
2.65% due 09/15/40	600,000	602,667
Lincoln National Corp.
3.40% due 01/15/31	370,000	410,321
4.38% due 06/15/50	150,000	174,378
BlackRock, Inc.
1.90% due 01/28/31	550,000	569,821
Equitable Holdings, Inc.
4.95%[3,5]	550,000	561,000
Fidelity National Financial, Inc.
3.40% due 06/15/30	300,000	324,474
2.45% due 03/15/31	230,000	228,126
Deloitte LLP
3.56% due 05/07/30†††	500,000	520,985
Iron Mountain, Inc.
5.25% due 07/15/30[4]	250,000	260,625
5.63% due 07/15/32[4]	125,000	132,000
4.50% due 02/15/31[4]	100,000	100,940
KKR Group Finance Company VI LLC
3.75% due 07/01/29[4]	390,000	448,674
Charles Schwab Corp.
5.38%[3,5]	400,000	433,420
Ares Finance Company II LLC
3.25% due 06/15/30[4]	410,000	427,477
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	416,386
Alleghany Corp.
3.63% due 05/15/30	370,000	415,911
NFP Corp.
7.00% due 05/15/25[4]	200,000	212,000
6.88% due 08/15/28[4]	200,000	202,475

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
CORPORATE BONDS†† - 40.5% (continued)
Financial - 15.4% (continued)
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	$410,000	$412,441
Standard Chartered plc
4.64% due 04/01/31[3,4]	350,000	402,879
MetLife, Inc.
3.85%[3,5]	400,000	399,100
First American Financial Corp.
4.00% due 05/15/30	360,000	396,715
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[4]	350,000	345,625
Prudential plc
3.13% due 04/14/30	300,000	333,153
Goldman Sachs Group, Inc.
3.50% due 04/01/25	300,000	331,101
Belrose Funding Trust
2.33% due 08/15/30[4]	320,000	316,243
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	290,000	308,312
Liberty Mutual Group, Inc.
3.95% due 05/15/60[4]	280,000	307,479
Jefferies Group LLC
2.75% due 10/15/32	300,000	296,904
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	290,000	295,521
Credit Suisse Group AG
4.19% due 04/01/31[3,4]	250,000	288,622
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	250,000	259,538
Fifth Third Bancorp
2.55% due 05/05/27	230,000	247,663
HSBC Holdings plc
4.95% due 03/31/30	200,000	240,761
Brookfield Finance, Inc.
3.50% due 03/30/51	240,000	237,138
Crown Castle International Corp.
3.30% due 07/01/30	201,000	219,808
Loews Corp.
3.20% due 05/15/30	190,000	212,387
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	150,000	188,815
Kemper Corp.
2.40% due 09/30/30	170,000	168,214
Bank of New York Mellon Corp.
4.70%[3,5]	140,000	148,540
Prudential Financial, Inc.
3.70% due 10/01/50[3]	130,000	132,639
Nasdaq, Inc.
3.25% due 04/28/50	110,000	114,884
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	110,000	110,445
CIT Group, Inc.
3.93% due 06/19/24[3]	100,000	100,780
Ameriprise Financial, Inc.
3.00% due 04/02/25	90,000	98,444
Brown & Brown, Inc.
2.38% due 03/15/31	90,000	90,554
Aflac, Inc.
3.60% due 04/01/30	70,000	82,147
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	74,873
Assurant, Inc.
1.48% (3 Month USD LIBOR + 1.25%) due 03/26/21[6]	62,000	61,978
Weyerhaeuser Co.
4.00% due 04/15/30	43,000	50,842
SBA Communications Corp.
3.88% due 02/15/27[4]	50,000	50,750
Total Financial		24,713,153
Consumer, Non-cyclical - 7.1%
Sysco Corp.
5.95% due 04/01/30	920,000	1,166,035
CoStar Group, Inc.
2.80% due 07/15/30[4]	740,000	766,775
DaVita, Inc.
4.63% due 06/01/30[4]	380,000	389,234
3.75% due 02/15/31[4]	300,000	289,065
Constellation Brands, Inc.
2.88% due 05/01/30	500,000	539,865
3.75% due 05/01/50	120,000	133,989
Biogen, Inc.
2.25% due 05/01/30	530,000	542,761
Quanta Services, Inc.
2.90% due 10/01/30	530,000	540,923
Johns Hopkins University
2.81% due 01/01/60	500,000	529,964
BAT Capital Corp.
3.98% due 09/25/50	300,000	295,807
4.70% due 04/02/27	190,000	217,974
Children's Hospital Corp.
2.59% due 02/01/50	500,000	491,800
Royalty Pharma plc
3.55% due 09/02/50[4]	310,000	300,626
2.20% due 09/02/30[4]	160,000	159,712
Kraft Heinz Foods Co.
4.38% due 06/01/46	180,000	184,937
4.25% due 03/01/31[4]	75,000	82,286
5.50% due 06/01/50[4]	50,000	57,303
5.00% due 06/04/42	50,000	54,756
4.88% due 10/01/49[4]	50,000	52,766
Altria Group, Inc.
3.40% due 05/06/30	170,000	185,525
2.35% due 05/06/25	150,000	158,492
4.45% due 05/06/50	50,000	55,639
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 06/01/30	295,000	335,631
McCormick & Company, Inc.
2.50% due 04/15/30	300,000	320,871

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
CORPORATE BONDS†† - 40.5% (continued)
Consumer, Non-cyclical - 7.1% (continued)
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30	$283,000	$316,878
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[4]	300,000	310,290
Centene Corp.
3.00% due 10/15/30	300,000	306,060
California Institute of Technology
3.65% due 09/01/19	225,000	245,988
Global Payments, Inc.
2.90% due 05/15/30	210,000	224,702
US Foods, Inc.
6.25% due 04/15/25[4]	200,000	211,750
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]	200,000	203,554
Keurig Dr Pepper, Inc.
3.20% due 05/01/30	179,000	200,828
Thermo Fisher Scientific, Inc.
4.50% due 03/25/30	150,000	185,568
Coca-Cola Co.
2.75% due 06/01/60	170,000	172,656
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]	150,000	152,802
Hologic, Inc.
3.25% due 02/15/29[4]	150,000	150,937
Universal Health Services, Inc.
2.65% due 10/15/30[4]	150,000	149,289
Avantor Funding, Inc.
4.63% due 07/15/28[4]	125,000	129,687
Smithfield Foods, Inc.
3.00% due 10/15/30[4]	110,000	110,238
Gartner, Inc.
3.75% due 10/01/30[4]	100,000	101,155
Service Corporation International
3.38% due 08/15/30	100,000	100,125
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	100,000	95,925
Tenet Healthcare Corp.
4.63% due 06/15/28[4]	75,000	76,080
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[4]	50,000	51,500
ERAC USA Finance LLC
5.25% due 10/01/20[4]	50,000	50,000
Total Consumer, Non-cyclical		11,398,748
Industrial - 4.7%
Boeing Co.
5.15% due 05/01/30	970,000	1,090,288
5.81% due 05/01/50	490,000	592,792
5.71% due 05/01/40	490,000	577,672
FedEx Corp.
4.25% due 05/15/30	602,000	723,646
WRKCo, Inc.
3.00% due 06/15/33	660,000	717,944
Amsted Industries, Inc.
4.63% due 05/15/30[4]	470,000	485,275
BAE Systems plc
3.40% due 04/15/30[4]	400,000	447,045
Textron, Inc.
2.45% due 03/15/31	350,000	347,789
Ball Corp.
2.88% due 08/15/30	325,000	321,344
Owens Corning
3.88% due 06/01/30	270,000	305,627
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[4]	250,000	253,438
Standard Industries, Inc.
4.38% due 07/15/30[4]	125,000	128,158
3.38% due 01/15/31[4]	125,000	123,374
GATX Corp.
4.00% due 06/30/30	140,000	161,271
3.50% due 03/15/28	50,000	54,609
Vulcan Materials Co.
3.50% due 06/01/30	190,000	212,785
Rolls-Royce plc
2.38% due 10/14/20[4]	200,000	199,500
Ryder System, Inc.
3.35% due 09/01/25	160,000	175,490
FLIR Systems, Inc.
2.50% due 08/01/30	170,000	173,964
Xylem, Inc.
2.25% due 01/30/31	150,000	159,038
Graphic Packaging International LLC
3.50% due 03/01/29[4]	125,000	125,781
Howmet Aerospace, Inc.
6.88% due 05/01/25	100,000	110,500
Oshkosh Corp.
3.10% due 03/01/30	50,000	52,957
Total Industrial		7,540,287
Consumer, Cyclical - 4.3%
Marriott International, Inc.
4.63% due 06/15/30	340,000	364,122
3.50% due 10/15/32	330,000	327,481
0.85% (3 Month USD LIBOR + 0.60%) due 12/01/20[6]	300,000	299,466
5.75% due 05/01/25	250,000	279,005
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	1,070,000	1,174,886
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	577,000	576,543
3.20% due 04/15/30	173,000	181,321
Starbucks Corp.
2.55% due 11/15/30	600,000	637,053
Hyatt Hotels Corp.
5.38% due 04/23/25	220,000	236,842
5.75% due 04/23/30	190,000	218,170
VF Corp.
2.95% due 04/23/30	380,000	413,714
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	378,846

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
CORPORATE BONDS†† - 40.5% (continued)
Consumer, Cyclical - 4.3% (continued)
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	$350,000	$364,437
Lowe's Companies, Inc.
4.50% due 04/15/30	250,000	310,139
Delta Air Lines Incorporated / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	300,000	308,056
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]	200,000	201,542
3.88% due 01/15/28[4]	75,000	76,410
Aramark Services, Inc.
6.38% due 05/01/25[4]	200,000	208,335
5.00% due 02/01/28[4]	10,000	10,075
WMG Acquisition Corp.
3.00% due 02/15/31[4]	75,000	72,919
3.88% due 07/15/30[4]	50,000	51,560
Dollar General Corp.
3.50% due 04/03/30	100,000	113,816
Hanesbrands, Inc.
5.38% due 05/15/25[4]	55,000	58,025
Performance Food Group, Inc.
6.88% due 05/01/25[4]	50,000	53,250
Total Consumer, Cyclical		6,916,013
Communications - 3.7%
ViacomCBS, Inc.
4.95% due 01/15/31	617,000	741,917
4.95% due 05/19/50	320,000	375,474
4.75% due 05/15/25	310,000	356,157
Level 3 Financing, Inc.
4.25% due 07/01/28[4]	350,000	355,362
3.63% due 01/15/29[4]	350,000	345,625
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	625,000	650,009
AT&T, Inc.
2.75% due 06/01/31	410,000	432,574
Booking Holdings, Inc.
4.63% due 04/13/30	350,000	420,488
CSC Holdings LLC
4.13% due 12/01/30[4]	200,000	203,850
3.38% due 02/15/31[4]	200,000	193,650
T-Mobile USA, Inc.
3.88% due 04/15/30[4]	335,000	380,098
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	300,000	308,232
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	200,000	199,500
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	180,000	183,375
Verizon Communications, Inc.
3.15% due 03/22/30	150,000	169,504
QualityTech Limited Partnership / QTS Finance Corp.
3.88% due 10/01/28[4]	150,000	150,990
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]	150,000	149,969
Fox Corp.
3.05% due 04/07/25	60,000	65,701
3.50% due 04/08/30	50,000	56,506
Altice France S.A.
7.38% due 05/01/26[4]	100,000	104,790
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25% due 02/01/31[4]	50,000	51,823
Switch Ltd.
3.75% due 09/15/28[4]	50,000	50,500
Total Communications		5,946,094
Energy - 2.1%
Exxon Mobil Corp.
2.61% due 10/15/30	1,250,000	1,351,135
BP Capital Markets plc
4.88% [3,5]	880,000	941,600
Sabine Pass Liquefaction LLC
4.50% due 05/15/30[4]	400,000	450,581
Magellan Midstream Partners, LP
3.25% due 06/01/30	190,000	203,909
Equinor ASA
2.38% due 05/22/30	160,000	169,204
Valero Energy Corp.
2.15% due 09/15/27	140,000	139,435
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	50,000	56,814
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	50,000	50,534
Total Energy		3,363,212
Technology - 1.5%
NetApp, Inc.
2.70% due 06/22/30	950,000	987,340
Broadcom, Inc.
4.15% due 11/15/30	510,000	572,905
Qorvo, Inc.
4.38% due 10/15/29	170,000	180,625
3.38% due 04/01/31[4]	100,000	101,625
MSCI, Inc.
3.88% due 02/15/31[4]	250,000	260,550
NCR Corp.
5.00% due 10/01/28[4]	250,000	250,200
Boxer Parent Company, Inc.
7.13% due 10/02/25[4]	100,000	106,806
Total Technology		2,460,051
Basic Materials - 1.1%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]	460,000	501,767
4.20% due 05/13/50[4]	220,000	257,139

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
CORPORATE BONDS†† - 40.5% (continued)
Basic Materials - 1.1% (continued)
Anglo American Capital plc
5.63% due 04/01/30[4]	$200,000	$245,484
2.63% due 09/10/30[4]	200,000	199,456
Alcoa Nederland Holding BV
5.50% due 12/15/27[4]	200,000	208,440
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	150,000	155,218
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	100,000	97,845
Steel Dynamics, Inc.
3.25% due 01/15/31	60,000	64,201
Valvoline, Inc.
4.25% due 02/15/30[4]	50,000	51,000
Total Basic Materials		1,780,550
Utilities - 0.6%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	800,000	792,022
AES Corp.
3.95% due 07/15/30[4]	220,000	243,091
Total Utilities		1,035,113
Total Corporate Bonds
(Cost $61,161,362)		65,153,221

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.7%
Government Agency - 12.0%
Uniform MBS 30 Year
2.00% due 12/14/21	8,090,000	8,335,103
Fannie Mae
3.83% due 05/01/49	1,000,000	1,187,161
3.33% due 04/01/30	962,112	1,113,288
2.99% due 09/01/29	500,000	557,142
2.96% due 11/01/29	500,000	555,910
3.11% due 10/01/29	500,000	555,828
2.90% due 11/01/29	500,000	553,632
Freddie Mac Multifamily Structured Pass Through Certificates
2017-KW03, 3.02% due 06/25/27	1,050,000	1,179,754
2018-K074, 3.60% due 02/25/28	1,000,000	1,174,090
2019-1513, 2.80% due 08/25/34	650,000	751,895
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	900,000	1,032,341
2020-M23, 1.61% (WAC) due 03/25/35[6,7]	3,797,880	544,914
2020-M23, 1.74% due 03/25/35	395,000	408,545
Uniform MBS 15 Year
1.50% due 10/19/21	1,350,000	1,381,324
Total Government Agency		19,330,927
Residential Mortgage Backed Securities - 7.3%
FKRT
5.47% due 07/03/23†††,8	1,269,101	1,280,523
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50[4,6]	924,890	940,922
2019-1, 2.94% (WAC) due 06/25/49[4,6]	207,803	211,143
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[4]	1,000,000	1,007,178
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.27% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[6]	1,488,994	962,617
Home Equity Loan Trust
2007-FRE1, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[6]	848,270	795,942
Soundview Home Loan Trust
2006-OPT5, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[6]	814,960	789,796
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[4,6]	677,385	727,491
NovaStar Mortgage Funding Trust Series
2007-2, 0.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[6]	711,298	678,541
Homeward Opportunities Fund I Trust
2019-2, 2.70% (WAC) due 09/25/59[4,6]	617,440	623,708
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[4,6]	585,664	593,700
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[4,6]	507,123	507,911
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.30% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[4,6]	545,557	468,856
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[4,6]	455,924	465,260

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.7% (continued)
Residential Mortgage Backed Securities - 7.3% (continued)
HarborView Mortgage Loan Trust
2006-14, 0.31% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[6]	$510,976	$456,854
CSMC Series
2015-12R, 0.68% (WAC) due 11/30/37[4,6]	400,117	398,425
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	2,295,754	382,023
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.86% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[6]	304,573	249,946
CIT Mortgage Loan Trust
2007-1, 1.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[4,6]	141,849	142,253
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	87,968	92,621
Morgan Stanley Re-REMIC Trust
2010-R5, 1.38% due 06/26/36[4]	63,892	56,621
Total Residential Mortgage Backed Securities		11,832,331
Military Housing - 1.4%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[4]	946,198	1,110,143
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 3.48% (WAC) due 11/25/55[4,6]	947,372	1,095,616
Total Military Housing		2,205,759
Commercial Mortgage Backed Securities - 1.0%
GS Mortgage Securities Trust
2020-GC45, 0.68% (WAC) due 02/13/53[6,7]	9,992,196	505,280
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.65% (WAC) due 01/15/59[6,7]	3,963,571	236,133
2015-NXS1, 2.63% due 05/15/48	61,601	61,578
Citigroup Commercial Mortgage Trust
2016-GC37, 1.90% (WAC) due 04/10/49[6,7]	3,663,501	268,449
CFCRE Commercial Mortgage Trust
2016-C3, 1.16% (WAC) due 01/10/48[6,7]	5,699,723	257,261
COMM Mortgage Trust
2015-CR26, 1.08% (WAC) due 10/10/48[6,7]	6,293,100	240,496
Total Commercial Mortgage Backed Securities		1,569,197
Total Collateralized Mortgage Obligations
(Cost $33,669,765)		34,938,214

ASSET-BACKED SECURITIES†† - 16.8%
Collateralized Loan Obligations - 9.7%
Whitebox CLO II Ltd.
2020-2A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 10/24/31[4,6]	1,000,000	1,003,211
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.22% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[4,6]	1,000,000	996,576
Marathon CLO VII Ltd.
2017-7A, 1.90% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[4,6]	1,000,000	996,546
MidOcean Credit CLO VII
2020-7A, 1.73% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[4,6]	1,000,000	995,684
NXT Capital CLO LLC
2017-1A, 1.97% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[4,6]	1,000,000	993,213
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	1,000,000	991,111
Parliament Funding II Ltd.
2020-1A, 2.76% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[4,6]	1,000,000	990,939

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 16.8% (continued)
Collateralized Loan Obligations - 9.7% (continued)
BXMT Ltd.
2020-FL2, 1.30% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[4,6]	$1,000,000	$980,069
MP CLO VIII Ltd.
2018-2A, 1.16% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[4,6]	932,559	927,958
LoanCore Issuer Ltd.
2018-CRE1, 1.65% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[4,6]	500,000	495,650
2019-CRE2, 1.65% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[4,6]	400,000	391,969
Golub Capital Partners CLO Ltd.
2018-36A, 1.55% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[4,6]	850,000	833,941
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[4,9]	1,000,000	815,224
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.58% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[4,6]	750,000	729,539
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.17% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[4,6]	665,372	661,256
Wellfleet CLO Ltd.
2020-2A, 1.33% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[4,6]	500,000	493,398
GPMT Ltd.
2019-FL2, 2.06% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36[4,6]	500,000	492,502
STWD Ltd.
2019-FL1, 1.75% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 07/15/38[4,6]	500,000	491,852
NewStar Clarendon Fund CLO LLC
2019-1A, 1.55% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[4,6]	445,492	443,487
Treman Park CLO Ltd.
2015-1A, due 10/20/28[4,9]	500,000	359,629
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.90% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[4,6]	250,000	247,318
THL Credit Wind River CLO Ltd.
2019-1A, 1.16% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[4,6]	179,622	179,300
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.83% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[4,6]	109,000	108,051
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,9]	600,000	17,160
Total Collateralized Loan Obligations		15,635,583
Transport-Aircraft - 1.7%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	613,832	552,709
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	473,194	438,921
Raspro Trust
2005-1A, 1.11% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[4,6]	443,606	430,297
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	458,286	413,238
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	450,202	376,348
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	422,684	360,210

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 16.8% (continued)
Transport-Aircraft - 1.7% (continued)
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	$224,780	$202,467
Total Transport-Aircraft		2,774,190
Net Lease - 1.1%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	1,158,525	1,181,745
Capital Automotive REIT
2020-1A, 3.81% due 02/15/50[4]	250,000	259,873
CF Hippolyta LLC
2020-1, 2.28% due 07/15/60[4]	250,000	254,367
Total Net Lease		1,695,985
Transport-Container - 1.0%
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[4]	500,000	501,589
Textainer Marine Containers VIII Ltd.
2020-2A, 2.10% due 09/20/45[4]	500,000	500,321
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[4]	383,333	389,647
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]	247,898	253,370
Total Transport-Container		1,644,927
Whole Business - 1.0%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	1,000,000	1,028,310
Domino's Pizza Master Issuer LLC
2017-1A, 1.50% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[4,6]	486,250	486,415
Wendy's Funding LLC
2015-1A, 4.50% due 06/15/45[4]	95,000	96,986
Total Whole Business		1,611,711
Infrastructure - 0.8%
SBA Tower Trust
2.33% due 01/15/28[4]	1,250,000	1,269,388
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[4]	1,000,000	969,151
Putnam Structured Product Funding Ltd.
2003-1A, 1.16% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[4,6]	106,497	105,769
Total Collateralized Debt Obligations		1,074,920
Financial - 0.6%
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[4]	500,000	507,896
Madison Avenue Secured Funding Trust
2019-1, 1.65% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,6,8	250,000	250,000
Nassau LLC
2019-1, 3.98% due 08/15/34[4]	222,460	226,423
Total Financial		984,319
Insurance - 0.2%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	357,750	367,627
Total Asset-Backed Securities
(Cost $27,459,178)		27,058,650

FEDERAL AGENCY BONDS†† - 4.1%
Fannie Mae Principal Strips
due 07/15/37[10,11,12]	2,500,000	1,862,377
Freddie Mac Principal Strips
due 07/15/32[10,11,12]	1,950,000	1,653,149
Residual Funding Corporation Principal Strips
due 01/15/30[11,12]	1,590,000	1,429,692
due 04/15/30[11,12]	105,000	93,787
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,283,353
Tennessee Valley Authority Principal Strips
due 01/15/48[11,12]	500,000	261,931
Total Federal Agency Bonds
(Cost $5,304,578)		6,584,289

SENIOR FLOATING RATE INTERESTS††,6 - 3.4%
Consumer, Cyclical - 0.8%
Bojangles, Inc.
7.00% (Commercial Prime Lending Rate + 3.75%, Rate Floor: 3.75%) due 01/28/26	447,733	445,306
BGIS (BIFM CA Buyer, Inc.)
3.76% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	299,370	294,131

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 3.4% (continued)
Consumer, Cyclical - 0.8% (continued)
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	$299,250	$291,395
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	279,022	273,941
Total Consumer, Cyclical		1,304,773
Communications - 0.7%
T-Mobile USA, Inc.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/01/27	498,750	497,992
UPC Financing Partnership
due 01/31/29	350,000	339,150
Xplornet Communications Inc.
4.90% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	149,625	146,540
Alchemy Copyrights LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 08/16/27	100,000	99,750
Total Communications		1,083,432
Industrial - 0.6%
Capstone Logistics
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	282,669	276,840
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	250,000	253,890
Vertical (TK Elevator)
4.57% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	200,000	198,108
TransDigm, Inc.
2.25% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	129,673	122,379
Delta Air Lines, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/01/23	99,750	99,501
Charter Nex US, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/16/24	99,739	97,163
Total Industrial		1,047,881
Consumer, Non-cyclical - 0.6%
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	450,000	453,564
US Foods, Inc.
4.25% (6 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25	447,188	436,008
Elanco Animal Health, Inc.
1.91% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	97,661	94,812
Total Consumer, Non-cyclical		984,384
Basic Materials - 0.4%
Illuminate Buyer LLC
4.15% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/27	250,000	247,657
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	240,942	237,528
PQ Corp.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/08/27	100,000	99,400
Total Basic Materials		584,585
Financial - 0.3%
Citadel Securities LP
due 02/27/26	200,000	198,626
Jefferies Finance LLC
due 09/27/27	150,000	148,500
USI, Inc.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/02/26	150,000	148,250
Total Financial		495,376
Total Senior Floating Rate Interests
(Cost $5,438,953)		5,500,431

U.S. GOVERNMENT SECURITIES†† - 1.5%
U.S. Treasury Strips
due 02/15/50[11,12]	3,820,000	2,454,779
Total U.S. Government Securities
(Cost $2,382,581)		2,454,779

MUNICIPAL BONDS†† - 1.3%
California - 0.8%
Cypress School District General Obligation Unlimited
due 08/01/48[11]	1,000,000	396,480

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 1.3% (continued)
California - 0.8% (continued)
State of California General Obligation Unlimited
7.55% due 04/01/39	$100,000	$174,962
7.35% due 11/01/39	100,000	165,242
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[11]	700,000	285,565
San Dieguito Union High School District General Obligation Unlimited
2.68% due 08/01/36	250,000	261,630
Total California		1,283,879
Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	473,588
New York - 0.2%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	300,000	301,677
Total Municipal Bonds
(Cost $1,841,798)		2,059,144

	Notional Value
OTC OPTIONS PURCHASED†† - 0.3%
Put options on:
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	50,900,000	184,767
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	41,800,000	151,734
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	29,500,000	71,390
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	9,300,000	33,759
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	4,500,000	10,890
Total OTC Options Purchased
(Cost $288,851)		452,540
Total Investments - 107.6%
(Cost $164,718,540)		$173,241,080
Other Assets & Liabilities, net - (7.6)%		(12,304,454)
Total Net Assets - 100.0%		$160,936,626

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	CDX.NA.IG.34.V1	1.00%	Quarterly	06/20/25	$7,790,000	$53,211	$(138,718)	$191,929
BofA Securities, Inc.	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	980,000	41,013	43,266	(2,253)
							$94,224	$(95,452)	$189,676

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.14%	Annually	05/28/25	$5,000,000	$3,637	$300	$3,337
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.52%	Annually	10/02/30	300,000	–	303	(303)
								$3,637	$603	$3,034

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Bank of America, N.A.	iShares iBoxx $ Investment Grade Corporate Bond ETF	0.52% (1 Month USD LIBOR + 0.36%)	At Maturity	12/21/20	3,500	$471,485	$3,920

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	4,780,000	BRL	07/01/21	$1,134,050	$843,733	$290,317
Goldman Sachs International	1,300,000	BRL	07/01/21	304,556	229,467	75,089
Bank of America, N.A.	176,088,000	JPY	08/02/21	1,737,682	1,676,991	60,691
JPMorgan Chase Bank, N.A.	900,000	BRL	07/01/21	213,802	158,862	54,940
Morgan Stanley Capital Services LLC	88,044,000	JPY	08/02/21	864,109	838,496	25,613
Citibank N.A., New York	88,044,000	JPY	05/06/21	858,631	837,351	21,280
Goldman Sachs International	45,222,600	JPY	12/20/21	446,820	431,778	15,042
Barclays Bank plc	35,017,500	JPY	06/01/21	342,771	333,172	9,599
Bank of America, N.A.	643,550	ILS	01/31/22	190,795	190,434	361
Bank of America, N.A.	88,000	JPY	02/01/21	860	836	24
Morgan Stanley Capital Services LLC	44,000	JPY	02/01/21	427	418	9
Citibank N.A., New York	44,000	JPY	11/02/20	424	417	7
Goldman Sachs International	22,600	JPY	06/21/21	221	215	6
Goldman Sachs International	22,600	JPY	12/21/20	218	214	4
Barclays Bank plc	17,500	JPY	12/01/20	169	166	3
Citibank N.A., New York	92	ILS	02/01/21	26	27	(1)
Bank of America, N.A.	33,550	ILS	02/01/21	9,803	9,832	(29)
Goldman Sachs International	1,107,750	ILS	01/31/22	327,440	327,796	(356)
Bank of America, N.A.	353,500	ILS	04/30/21	102,807	103,839	(1,032)
Citibank N.A., New York	676,700	ILS	04/30/21	197,663	198,777	(1,114)
Goldman Sachs International	1,103,122	ILS	02/01/21	321,288	323,269	(1,981)
Goldman Sachs International	4,191,500	ILS	04/30/21	1,227,340	1,231,228	(3,888)
Goldman Sachs International	1,148,550	EUR	07/30/21	1,334,185	1,356,488	(22,303)
						$522,281

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	1,751,300	ILS	01/31/22	$477,075	$518,230	$41,155
Goldman Sachs International	2,610,850	ILS	04/30/21	728,189	766,922	38,733
Goldman Sachs International	1,148,550	EUR	07/30/21	1,317,961	1,356,488	38,527
JPMorgan Chase Bank, N.A.	2,610,850	ILS	04/30/21	735,658	766,922	31,264
Goldman Sachs International	1,136,764	ILS	02/01/21	317,854	333,126	15,272
JPMorgan Chase Bank, N.A.	264,132,000	JPY	08/02/21	2,500,540	2,515,487	14,947
Goldman Sachs International	88,044,000	JPY	05/06/21	825,309	837,351	12,042
JPMorgan Chase Bank, N.A.	35,017,500	JPY	06/01/21	328,649	333,172	4,523
Barclays Bank plc	45,222,600	JPY	12/20/21	431,061	431,778	717
JPMorgan Chase Bank, N.A.	132,000	JPY	02/01/21	1,244	1,254	10
Goldman Sachs International	44,000	JPY	11/02/20	410	417	7
JPMorgan Chase Bank, N.A.	17,500	JPY	12/01/20	163	166	3
Barclays Bank plc	22,600	JPY	12/21/20	213	215	2
Barclays Bank plc	22,600	JPY	06/21/21	214	215	1
JPMorgan Chase Bank, N.A.	2,339,000	BRL	07/01/21	453,295	412,865	(40,430)
Citibank N.A., New York	4,641,000	BRL	07/01/21	890,024	819,198	(70,826)
						$85,947

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $54,854,439 (cost $54,058,353), or 34.1% of total net assets.
[5]	Perpetual maturity.
[6]	Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security is an interest-only strip.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,907,893 (cost $2,003,121), or 1.2% of total net assets — See Note 6.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At September 30, 2020, the total market value of segregated or earmarked securities was $3,515,526.
[11]	Zero coupon rate security.
[12]	Security is a principal-only strip.

BofA — Bank of America

BRL — Brazilian Real

CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1

CDX.NA.IG.34.V1 — Credit Default Swap North American Investment Grade Series 34 Index Version 1

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,737,827	$—	$—	$1,737,827
Preferred Stocks	—	999,524	—	999,524
Warrants	61,017	—	—	61,017
Exchange-Traded Funds	9,365,191	—	—	9,365,191
Mutual Funds	13,925,432	—	—	13,925,432
Money Market Fund	2,950,821	—	—	2,950,821
Corporate Bonds	—	63,840,214	1,313,007	65,153,221
Collateralized Mortgage Obligations	—	33,657,691	1,280,523	34,938,214
Asset-Backed Securities	—	26,808,650	250,000	27,058,650
Federal Agency Bonds	—	6,584,289	—	6,584,289
Senior Floating Rate Interests	—	5,500,431	—	5,500,431
U.S. Government Securities	—	2,454,779	—	2,454,779
Municipal Bonds	—	2,059,144	—	2,059,144
Options Purchased	—	452,540	—	452,540
Credit Default Swap Agreements**	—	191,929	—	191,929
Interest Rate Swap Agreements**	—	3,337	—	3,337
Total Return Swap Agreements**	—	3,920	—	3,920
Forward Foreign Currency Exchange Contracts**	—	750,188	—	750,188
Total Assets	$28,040,288	$143,306,636	$2,843,530	$174,190,454

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$2,253	$—	$2,253
Interest Rate Swap Agreements**	—	303	—	303
Forward Foreign Currency Exchange Contracts**	—	141,960	—	141,960
Total Liabilities	$—	$144,516	$—	$144,516

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,667,617 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$250,000	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	1,280,523	Model Price	Purchase Price	—	—
Corporate Bonds	1,313,007	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Total Assets	$2,843,530

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2020, the Fund had assets with a total value of $250,000 transfer into Level 3 from Level 2 due to the lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2020:

	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Total Assets
Beginning Balance	$1,050,000	$-	$-	$1,050,000
Purchases/(Receipts)	-	1,300,003	1,300,000	2,600,003
(Sales, maturities and paydowns)/Fundings	(1,050,000)	(30,899)	-	(1,080,899)
Amortization of premiums/discounts	-	-	-	-
Total realized gains (losses) included in earnings	-	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	-	11,419	13,007	24,426
Transfers into Level 3	250,000	-	-	250,000
Ending Balance	$250,000	$1,280,523	$1,313,007	$2,843,530
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2020	$-	$11,419	$13,007	$24,426

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Limited Duration Fund — R6-Class	$3,032,782	$20,807	$(3,064,730)	$(9,448)	$20,589	$–	–	$20,941
Guggenheim Strategy Fund II	–	7,667,497	(2,650,000)	3,211	48,600	5,069,308	203,016	17,497
Guggenheim Total Return Bond Fund — R6-Class	6,055,444	125,252	–	–	597,527	6,778,223	227,457	125,590
Guggenheim Ultra Short Duration Fund — Institutional Class	2,048,198	23,361	–	–	6,342	2,077,901	208,206	23,457
	$11,136,424	$7,836,917	$(5,714,730)	$(6,237)	$673,058	$13,925,432		$187,485

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS††† - 0.1%
Industrial - 0.1%
API Heat Transfer Parent LLC*	170,114	$14,536
BP Holdco LLC*,1	11,609	4,093
Vector Phoenix Holdings, LP*	11,609	1,043
Total Industrial		19,672
Consumer, Non-cyclical - 0.0%
Chef Holdings, Inc.*	20	1,715
Total Common Stocks
(Cost $90,943)		21,387

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	36	18,390
Total Preferred Stocks
(Cost $28,949)		18,390

MONEY MARKET FUND† - 18.4%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[2]	7,779,685	7,779,685
Total Money Market Fund
(Cost $7,779,685)		7,779,685

	Face Amount
SENIOR FLOATING RATE INTERESTS††,4 - 90.1%
Industrial - 21.3%
LTI Holdings, Inc.
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	$686,000	636,155
Charter Nex US, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/16/24	504,124	491,103
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/16/24	97,587	95,046
Hillman Group, Inc.
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	586,500	572,406
WP CPP Holdings LLC
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 04/30/25	628,665	547,567
Altra Industrial Motion Corp.
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	533,582	517,244
Delta Air Lines, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/01/23	498,750	497,503
Reynolds Group Holdings, Inc.
due 02/05/26	500,000	490,500
Reece Ltd.
2.23% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/04/27†††	496,952	484,528
Gardner Denver, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	498,750	481,433
USIC Holding, Inc.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/08/23	486,547	478,436
TransDigm, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	494,990	467,088
American Builders & Contractors Supply Co., Inc.
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/15/27	445,500	432,879
Berry Global, Inc.
2.16% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/01/26	418,334	405,316
Genesee & Wyoming, Inc.
due 12/30/26	398,997	392,079
American Bath Group LLC
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 09/29/23	262,792	262,238
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	250,000	253,890
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	249,552	243,937
BWAY Holding Co.
3.52% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	256,760	240,553
CPG International LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/06/24	199,652	198,803
Titan Acquisition Ltd. (Husky)
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	194,776	183,516
Filtration Group Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	186,504	182,571

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 90.1% (continued)
Industrial - 21.3% (continued)
API Heat Transfer
12.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 12.00%) due 01/01/24†††,3	$168,150	$150,074
12.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 12.00%) due 10/02/23†††,3	30,000	27,300
Berlin Packaging LLC
3.16% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	149,237	144,480
Vertical (TK Elevator)
4.57% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	100,000	99,054
Total Industrial		8,975,699
Consumer, Non-cyclical - 16.8%
IQVIA Holdings, Inc.
1.97% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	590,932	581,920
Hearthside Group Holdings LLC
3.83% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	539,000	522,270
Endo Luxembourg Finance Co.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	534,925	508,179
DaVita, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26	497,494	487,942
Froneri US, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	500,000	479,465
Aramark Services, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25	500,000	477,125
Elanco Animal Health, Inc.
due 08/02/27	488,304	474,060
Bombardier Recreational Products, Inc.
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	488,058	471,708
JBS USA Lux S.A.
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/01/26	469,771	456,382
US Foods, Inc.
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/14/26	445,500	424,619
Syneos Health, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/01/24	380,133	371,223
Valeant Pharmaceuticals International, Inc.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/27/25	300,000	292,500
Packaging Coordinators Midco, Inc.
due 09/25/27	290,566	288,933
Diamond (BC) BV
3.26% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	291,750	272,057
Grifols Worldwide Operations USA, Inc.
2.10% (1 Week USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	248,750	243,310
Sigma Holding BV (Flora Food)
3.37% (6 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	244,375	237,349
Springs Window Fashions
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/16/25	107,948	103,540
8.65% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	100,000	84,833
BCPE Eagle Buyer LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	193,970	182,380
Hayward Industries, Inc.
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	105,634	102,664
CTI Foods Holding Co. LLC
8.00% (6 Month USD LIBOR + 4.00%, Rate Floor: 8.00%) (in-kind rate was 3.00%) due 05/03/24†††,3	11,224	10,550
Total Consumer, Non-cyclical		7,073,009
Communications - 14.9%
Telenet Financing USD LLC
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	600,000	578,346
GTT Communications, Inc.
2.97% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	635,375	544,783

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 90.1% (continued)
Communications - 14.9% (continued)
CSC Holdings LLC
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	$510,961	$493,440
SFR Group S.A.
3.84% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 01/31/26	482,603	463,902
Virgin Media Bristol LLC
2.65% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	415,406	402,599
Radiate Holdco LLC
due 09/25/26	400,000	392,500
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	463,891	387,349
Nielsen Finance LLC
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/04/23	380,000	372,020
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	434,036	361,799
UPC Financing Partnership
due 01/31/29	350,000	339,150
Zayo Group Holdings, Inc.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	298,500	289,279
ProQuest LLC
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/23/26	283,083	279,332
Xplornet Communications, Inc.
4.90% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	249,375	244,233
WMG Acquisition Corp.
2.27% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 11/01/23	247,365	242,727
Internet Brands, Inc.
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	247,970	240,841
Altice US Finance I Corp.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	197,000	190,064
Market Track LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	194,000	169,750
Authentic Brands
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	168,705	165,059
Liberty Cablevision of Puerto Rico LLC
5.15% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	100,000	99,792
Charter Communications Operating LLC
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/01/27	26,792	26,146
Total Communications		6,283,111
Consumer, Cyclical - 11.9%
Navistar, Inc.
3.66% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	586,851	580,983
Power Solutions (Panther)
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	569,250	553,772
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	513,864	435,315
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	57,427	56,279
Whatabrands LLC
due 07/31/26	498,744	487,133
Samsonite IP Holdings SARL
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25	500,873	467,815
Mavis Tire Express Services Corp.
3.47% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	439,617	416,265
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	392,970	385,814
1011778 BC Unlimited Liability Co.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	347,375	332,466

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 90.1% (continued)
Consumer, Cyclical - 11.9% (continued)
IBC Capital Ltd.
3.98% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	$340,276	$318,798
Equinox Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/08/24	232,602	177,680
Intrawest Resorts Holdings, Inc.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	179,538	172,730
Playtika Holding Corp.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	166,599	166,537
Prime Security Services Borrower LLC (ADT)
4.25% (1 Month USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25% and 6 Month USD LIBOR + 3.25% and 12 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/23/26	148,500	146,988
Wyndham Hotels & Resorts, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 05/30/25	147,000	141,533
1-800 Contacts
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/22/23	91,829	91,638
EG Finco Ltd.
4.22% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	38,062	37,235
CPI Acquisition, Inc.
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/17/22	41,839	36,348
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	67,984	25,338
Total Consumer, Cyclical		5,030,667
Financial - 8.8%
NFP Corp.
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	566,043	542,931
Ryan Specialty Group LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/01/27	500,000	494,690
Trans Union LLC
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/16/26	498,710	485,539
Delos Finance SARL (International Lease Finance)
1.97% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	490,000	477,995
HUB International Ltd.
3.26% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/25/25	494,949	477,720
Citadel Securities LP
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/27/26	398,997	396,256
LPL Holdings, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/12/26	353,107	346,045
Aretec Group, Inc.
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	245,625	233,344
Virtu Financial, Inc.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/01/26	180,000	178,594
Jane Street Group LLC
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/25	80,594	79,839
Total Financial		3,712,953
Basic Materials - 8.0%
Illuminate Buyer LLC
4.15% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/27	580,000	574,565
HB Fuller Co.
2.16% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/21/24	508,076	500,648
Asplundh Tree Expert LLC
2.65% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 09/06/27	500,000	499,065
Messer Industries USA, Inc.
2.72% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	491,883	480,816
PQ Corp.
2.51% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/08/27	491,144	478,252
Vectra Co.
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	439,875	425,214

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 90.1% (continued)
Basic Materials - 8.0% (continued)
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	$429,058	$422,978
Total Basic Materials		3,381,538
Technology - 7.1%
Blackhawk Network
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/16/25	486,775	457,720
Neustar, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	481,853	451,535
Informatica LLC
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	358,200	349,861
Aspect Software, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	212,324	201,708
Tech Data Corp.
3.64% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/25	200,000	200,350
Boxer Parent Co., Inc.
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/02/25	193,018	186,920
Micron Technology, Inc.
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/29/25	170,666	169,813
Solera LLC
2.94% (2 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/03/23	173,106	169,308
EIG Investors Corp.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	149,459	148,674
Emerald TopCo, Inc. (Press Ganey)
3.76% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	148,500	142,654
Cvent, Inc.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/29/24	149,310	134,485
TIBCO Software, Inc.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	137,655	134,042
Epicor Software
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/30/27	126,114	125,816
Brave Parent Holdings, Inc.
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	97,995	96,525
Total Technology		2,969,411
Energy - 0.9%
Buckeye Partners LP
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/02/26	398,997	391,017
Utilities - 0.4%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	179,550	178,877
Total Senior Floating Rate Interests
(Cost $39,307,438)		37,996,282
Total Investments - 108.6%
(Cost $47,207,015)		$45,815,744
Other Assets & Liabilities, net - (8.6)%		(3,640,339)
Total Net Assets - 100.0%		$42,175,405

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.
[3]	Payment-in-kind security.
[4]	Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

LIBOR — London Interbank Offered Rate

SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$—	$21,387	$21,387
Preferred Stocks	—	—	18,390	18,390
Money Market Fund	7,779,685	—	—	7,779,685
Senior Floating Rate Interests	—	37,079,893	916,389	37,996,282
Total Assets	$7,779,685	$37,079,893	$956,166	$45,815,744

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$421	$421

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$21,387	Enterprise Value	Valuation Multiple	2.0x-12.0x	9.8	x
Preferred Stocks	18,390	Yield Analysis	Yield	19.4%	—
Senior Floating Rate Interests	728,465	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	187,924	Enterprise Value	Valuation Multiple	9.8x-12.0x	11.9	x
Total Assets	$956,166
Liabilities:
Unfunded Loan Commitments	$421	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund's fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2020, the Fund had securities with a total value of $276,863 transfer from Level 2 to Level 3 due to lack of observable inputs and had securities with a total market value of $169,750 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2020:

	Assets				Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$442,260	$7,408	$-	$449,668	$(1,634)
Purchases/(Receipts)	408,301	-	-	408,301	(287)
(Sales, maturities and paydowns)/Fundings	(4,355)	-	-	(4,355)	481
Amortization of premiums/discounts	373	-	-	373	-
Total realized gains (losses) included in earnings	-	-	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	(4,377)	(557)	-	(4,934)	1,019
Transfers into Level 3	243,937	14,536	18,390	276,863	-
Transfers out of Level 3	(169,750)	-	-	(169,750)	-
Ending Balance	$916,389	$21,387	$18,390	$956,166	$(421)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2020	$(1,523)	$(557)	$-	$(2,080)	$113

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20
Common Stock
BP Holdco LLC*	$4,099	$–	$–	$–	$(6)	$4,093	11,609

*	Non-income producing security.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 14.6%
Industrial - 4.0%
Hubbell, Inc.	2,833	$387,668
Trimble, Inc.*	6,077	295,950
Carlisle Companies, Inc.	2,347	287,202
Jabil, Inc.	8,324	285,180
Timken Co.	4,653	252,286
ITT, Inc.	4,207	248,423
Oshkosh Corp.	3,332	244,902
AGCO Corp.	3,133	232,688
Generac Holdings, Inc.*	1,190	230,432
Lincoln Electric Holdings, Inc.	2,342	215,558
Cognex Corp.	3,177	206,823
Owens Corning	2,973	204,572
TE Connectivity Ltd.	1,851	180,917
Masco Corp.	3,257	179,558
Woodward, Inc.	2,206	176,833
Curtiss-Wright Corp.	1,839	171,505
Agilent Technologies, Inc.	1,650	166,551
Waters Corp.*	834	163,197
Nordson Corp.	848	162,663
Trex Company, Inc.*	2,205	157,878
TopBuild Corp.*	880	150,207
EMCOR Group, Inc.	2,210	149,639
MasTec, Inc.*	3,463	146,139
Lennox International, Inc.	531	144,756
Energizer Holdings, Inc.	3,359	131,471
KBR, Inc.	5,859	131,007
Knight-Swift Transportation Holdings, Inc.	3,110	126,577
Axon Enterprise, Inc.*	1,274	115,552
Landstar System, Inc.	895	112,313
Hexcel Corp.*	3,197	107,259
National Instruments Corp.	2,799	99,924
Werner Enterprises, Inc.	2,334	98,005
Valmont Industries, Inc.	690	85,684
Middleby Corp.*	938	84,148
Parker-Hannifin Corp.	375	75,878
Huntington Ingalls Industries, Inc.	502	70,656
Graco, Inc.	1,122	68,835
MDU Resources Group, Inc.	2,995	67,388
Universal Display Corp.	261	47,173
Total Industrial		6,463,397
Consumer, Non-cyclical - 3.8%
Charles River Laboratories International, Inc.*	1,410	319,294
Masimo Corp.*	1,253	295,783
Integra LifeSciences Holdings Corp.*	6,100	288,042
Jazz Pharmaceuticals plc*	1,837	261,938
Encompass Health Corp.	3,905	253,747
Bio-Techne Corp.	995	246,491
PRA Health Sciences, Inc.*	2,424	245,890
Exelixis, Inc.*	9,907	242,226
STERIS plc	1,314	231,514
Chemed Corp.	439	210,874
Quidel Corp.*	947	207,753
WEX, Inc.*	1,319	183,301
Hill-Rom Holdings, Inc.	2,183	182,302
Amedisys, Inc.*	759	179,450
LHC Group, Inc.*	827	175,787
Kimberly-Clark Corp.	1,155	170,547
Post Holdings, Inc.*	1,971	169,506
Boston Beer Company, Inc. — Class A*	182	160,772
Quanta Services, Inc.	3,008	159,003
Globus Medical, Inc. — Class A*	2,975	147,322
United Rentals, Inc.*	815	142,218
Alexion Pharmaceuticals, Inc.*	1,171	133,997
Repligen Corp.*	895	132,048
Syneos Health, Inc.*	2,341	124,448
Campbell Soup Co.	2,427	117,394
Service Corporation International	2,770	116,839
Aaron's, Inc.	1,835	103,953
ICU Medical, Inc.*	563	102,894
Arrowhead Pharmaceuticals, Inc.*	2,292	98,693
Tyson Foods, Inc. — Class A	1,633	97,131
Emergent BioSolutions, Inc.*	929	95,994
Haemonetics Corp.*	1,041	90,827
McKesson Corp.	603	89,805
LivaNova plc*	1,871	84,588
Regeneron Pharmaceuticals, Inc.*	133	74,451
Hologic, Inc.*	1,054	70,060
Cardinal Health, Inc.	1,438	67,514
Paylocity Holding Corp.*	301	48,587
Total Consumer, Non-cyclical		6,122,983
Consumer, Cyclical - 2.1%
Gentex Corp.	14,122	363,642
Pool Corp.	939	314,133
Polaris, Inc.	2,344	221,133
Casey's General Stores, Inc.	1,203	213,713
Caesars Entertainment, Inc.*	3,573	200,302
Deckers Outdoor Corp.*	894	196,689
Dunkin' Brands Group, Inc.	2,155	176,516
Lithia Motors, Inc. — Class A	763	173,918
Williams-Sonoma, Inc.	1,918	173,464
RH*	390	149,222
Cummins, Inc.	704	148,656
Brunswick Corp.	2,377	140,029
Wyndham Hotels & Resorts, Inc.	2,628	132,714
Tempur Sealy International, Inc.*	1,420	126,650
PulteGroup, Inc.	2,627	121,604
O'Reilly Automotive, Inc.*	261	120,342
Visteon Corp.*	1,579	109,298
Marriott Vacations Worldwide Corp.	1,118	101,526
Leggett & Platt, Inc.	2,171	89,380
LKQ Corp.*	3,012	83,523
KB Home	2,154	82,692
Skechers USA, Inc. — Class A*	1,486	44,907
Total Consumer, Cyclical		3,484,053
Technology - 2.0%
Fair Isaac Corp.*	621	264,161
Cerner Corp.	2,960	213,978
CDK Global, Inc.	4,774	208,099
Monolithic Power Systems, Inc.	735	205,513
Cirrus Logic, Inc.*	3,044	205,318

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 14.6% (continued)
Technology - 2.0% (continued)
Lumentum Holdings, Inc.*	2,619	$196,766
MKS Instruments, Inc.	1,694	185,036
CACI International, Inc. — Class A*	762	162,428
Seagate Technology plc	3,201	157,713
J2 Global, Inc.*	2,150	148,823
NetApp, Inc.	3,166	138,798
Perspecta, Inc.	6,723	130,762
ACI Worldwide, Inc.*	4,973	129,945
Silicon Laboratories, Inc.*	1,294	126,618
Manhattan Associates, Inc.*	1,292	123,373
Synaptics, Inc.*	1,305	104,948
Zebra Technologies Corp. — Class A*	377	95,177
KLA Corp.	444	86,020
Teradata Corp.*	3,692	83,808
NCR Corp.*	3,474	76,914
Microchip Technology, Inc.	693	71,213
Applied Materials, Inc.	1,169	69,497
Ceridian HCM Holding, Inc.*	575	47,524
Total Technology		3,232,432
Financial - 1.2%
RenaissanceRe Holdings Ltd.	1,726	292,971
Primerica, Inc.	1,481	167,560
Stifel Financial Corp.	3,214	162,500
Evercore, Inc. — Class A	1,903	124,570
Brown & Brown, Inc.	2,557	115,756
Ameriprise Financial, Inc.	747	115,120
Western Union Co.	5,146	110,279
Essent Group Ltd.	2,953	109,291
Eaton Vance Corp.	2,594	98,961
Commerce Bancshares, Inc.	831	46,777
Cousins Properties, Inc. REIT	1,621	46,344
STORE Capital Corp. REIT	1,675	45,945
Rexford Industrial Realty, Inc. REIT	1,000	45,760
SEI Investments Co.	897	45,496
CoreSite Realty Corp. REIT	382	45,412
Camden Property Trust REIT	509	45,291
Brixmor Property Group, Inc. REIT	3,871	45,252
Jones Lang LaSalle, Inc.	470	44,960
Douglas Emmett, Inc. REIT	1,782	44,728
Hudson Pacific Properties, Inc. REIT	2,036	44,650
Omega Healthcare Investors, Inc. REIT	1,476	44,191
EastGroup Properties, Inc. REIT	341	44,102
CyrusOne, Inc. REIT	626	43,839
Total Financial		1,929,755
Communications - 0.6%
FactSet Research Systems, Inc.	732	245,132
Ciena Corp.*	4,678	185,670
Cable One, Inc.	81	152,720
Corning, Inc.	3,179	103,031
Motorola Solutions, Inc.	526	82,482
Yelp, Inc. — Class A*	3,652	73,369
eBay, Inc.	1,363	71,012
Omnicom Group, Inc.	1,361	67,370
Total Communications		980,786
Energy - 0.5%
SolarEdge Technologies, Inc.*	1,255	299,129
Enphase Energy, Inc.*	2,098	173,274
Sunrun, Inc.*	1,939	149,439
Murphy USA, Inc.*	1,036	132,888
Total Energy		754,730
Utilities - 0.4%
ONE Gas, Inc.	3,301	227,802
IDACORP, Inc.	2,501	199,830
Hawaiian Electric Industries, Inc.	4,868	161,812
Total Utilities		589,444
Basic Materials - 0.0%
Reliance Steel & Aluminum Co.	447	45,612
Total Common Stocks
(Cost $22,565,794)		23,603,192

MUTUAL FUNDS† - 79.8%
Guggenheim Strategy Fund III[1]	1,605,928	40,260,608
Guggenheim Variable Insurance Strategy Fund III[1]	1,607,363	40,184,070
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,557,025	35,499,112
Guggenheim Strategy Fund II1	519,441	12,970,437
Total Mutual Funds
(Cost $128,012,391)		128,914,227

MONEY MARKET FUND† - 4.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	7,811,281	7,811,281
Total Money Market Fund
(Cost $7,811,281)		7,811,281
Total Investments - 99.2%
(Cost $158,389,466)		$160,328,700
Other Assets & Liabilities, net - 0.8%		1,255,166
Total Net Assets - 100.0%		$161,583,866

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	5	Dec 2020	$1,140,250	$13,593
S&P 500 Index Mini Futures Contracts	6	Dec 2020	1,004,925	(6,800)

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased† (continued)
S&P MidCap 400 Index Mini Futures Contracts	17	Dec 2020	$3,154,180	$(52,417)
			$5,299,355	$(45,624)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Citibank N.A., New York	Russell MidCap Growth Index	0.27% (3 Month USD LIBOR - 0.03%)	At Maturity	10/06/20	31,875	$132,743,119	$9,494,128

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,603,192	$—	$—	$23,603,192
Mutual Funds	128,914,227	—	—	128,914,227
Money Market Fund	7,811,281	—	—	7,811,281
Equity Futures Contracts**	13,593	—	—	13,593
Equity Index Swap Agreements**	—	9,494,128	—	9,494,128
Total Assets	$160,342,293	$9,494,128	$—	$169,836,421

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$59,217	$—	$—	$59,217

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,442,989	$10,496,193	$(8,041,964)	$(73,734)	$146,953	$12,970,437	519,441	$89,860
Guggenheim Strategy Fund III	40,848,416	560,027	(1,655,985)	(65,898)	574,048	40,260,608	1,605,928	562,046
Guggenheim Ultra Short Duration Fund — Institutional Class	15,131,682	43,553,382	(23,971,967)	202,285	583,730	35,499,112	3,557,025	278,214
Guggenheim Variable Insurance Strategy Fund III	50,233,799	596,850	(10,963,295)	(168,723)	485,439	40,184,070	1,607,363	599,689
	$116,656,886	$55,206,452	$(44,633,211)	$(106,070)	$1,790,170	$128,914,227		$1,529,809

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS† - 75.3%
Vanguard S&P 500 ETF	23,564	$7,249,465
SPDR S&P 500 ETF Trust	20,521	6,872,278
iShares Core U.S. Aggregate Bond ETF	57,581	6,798,013
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,042	3,373,408
iShares Core S&P Mid-Cap ETF	11,711	2,170,165
iShares 7-10 Year Treasury Bond ETF	17,350	2,113,577
iShares MSCI EAFE ETF	33,101	2,106,879
iShares 1-3 Year Treasury Bond ETF	21,644	1,872,422
iShares Core S&P 500 ETF	2	672
Total Exchange-Traded Funds
(Cost $22,519,490)		32,556,879

MUTUAL FUNDS† - 17.2%
Guggenheim Variable Insurance Strategy Fund III[1]	92,560	2,314,004
Guggenheim Strategy Fund III[1]	89,453	2,242,582
Guggenheim Strategy Fund II1	74,537	1,861,200
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	103,939	1,037,308
Total Mutual Funds
(Cost $7,439,522)		7,455,094

MONEY MARKET FUND† - 6.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	2,595,793	2,595,793
Total Money Market Fund
(Cost $2,595,793)		2,595,793

	Face Amount
U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	$865,000	864,974
Total U.S. Treasury Bills
(Cost $864,971)		864,974
Total Investments - 100.5%
(Cost $33,419,776)		$43,472,740
Other Assets & Liabilities, net - (0.5)%		(214,983)
Total Net Assets - 100.0%		$43,257,757

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	27	Dec 2020	$3,766,500	$3,173
U.S. Treasury 2 Year Note Futures Contracts	6	Dec 2020	1,325,625	412
			$5,092,125	$3,585
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	11	Dec 2020	1,842,363	8,497
Russell 2000 Index Mini Futures Contracts	24	Dec 2020	1,806,360	6,727
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2020	228,050	4,738
S&P MidCap 400 Index Mini Futures Contracts	3	Dec 2020	556,620	1,496
Dow Jones Industrial Average Index Mini Futures Contracts	1	Dec 2020	138,215	1,078
CAC 40 10 Euro Index Futures Contracts	6	Oct 2020	337,966	(9,197)
MSCI EAFE Index Futures Contracts	51	Dec 2020	4,725,660	(88,719)
			$9,635,234	$(75,380)
Equity Futures Contracts Sold Short†
DAX Index Futures Contracts	1	Dec 2020	373,226	13,614
FTSE 100 Index Futures Contracts	2	Dec 2020	150,443	4,368
S&P/TSX 60 IX Index Futures Contracts	1	Dec 2020	144,464	2,310
Amsterdam Index Futures Contracts	1	Oct 2020	128,454	(1,873)
			$796,587	$18,419

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$32,556,879	$—	$—	$32,556,879
Mutual Funds	7,455,094	—	—	7,455,094
Money Market Fund	2,595,793	—	—	2,595,793
U.S. Treasury Bills	—	864,974	—	864,974
Interest Rate Futures Contracts**	3,585	—	—	3,585
Equity Futures Contracts**	42,828	—	—	42,828
Total Assets	$42,654,179	$864,974	$—	$43,519,153

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$99,789	$—	$—	$99,789

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,819,612	$24,342	$–	$–	$17,246	$1,861,200	74,537	$24,444
Guggenheim Strategy Fund III	3,384,297	34,772	(1,200,000)	(11,759)	35,272	2,242,582	89,453	34,939
Guggenheim Ultra Short Duration Fund — Institutional Class	1,022,480	11,662	–	–	3,166	1,037,308	103,939	11,710
Guggenheim Variable Insurance Strategy Fund III	2,964,889	34,731	(700,000)	(14,276)	28,660	2,314,004	92,560	34,899
	$9,191,278	$105,507	$(1,900,000)	$(26,035)	$84,344	$7,455,094		$105,992

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 97.1%
Financial - 24.5%
Berkshire Hathaway, Inc. — Class B*	6,100	$1,298,934
Voya Financial, Inc.	24,286	1,164,028
JPMorgan Chase & Co.	12,026	1,157,743
Citigroup, Inc.	23,857	1,028,475
Bank of America Corp.	41,246	993,616
Allstate Corp.	7,125	670,748
Morgan Stanley	13,028	629,904
Alleghany Corp.	1,206	627,663
Zions Bancorp North America	21,169	618,558
Truist Financial Corp.	16,031	609,980
KeyCorp	49,889	595,176
MetLife, Inc.	15,334	569,965
Wells Fargo & Co.	23,964	563,394
Medical Properties Trust, Inc. REIT	30,988	546,318
Physicians Realty Trust REIT	29,711	532,124
Alexandria Real Estate Equities, Inc. REIT	3,150	504,000
Prudential Financial, Inc.	7,716	490,120
Principal Financial Group, Inc.	11,835	476,595
Gaming and Leisure Properties, Inc. REIT	11,420	421,755
First Horizon National Corp.	44,618	420,748
BOK Financial Corp.	7,672	395,185
Axis Capital Holdings Ltd.	8,833	389,005
Hartford Financial Services Group, Inc.	10,480	386,293
Radian Group, Inc.	24,321	355,330
Loews Corp.	10,075	350,106
Synovus Financial Corp.	15,367	325,319
VICI Properties, Inc. REIT	13,634	318,627
Pinnacle Financial Partners, Inc.	8,768	312,053
Charles Schwab Corp.	8,169	295,963
Sun Communities, Inc. REIT	2,052	288,532
Regions Financial Corp.	22,189	255,839
Mastercard, Inc. — Class A	715	241,792
Equity Commonwealth REIT	8,957	238,525
Heritage Insurance Holdings, Inc.	23,153	234,308
Hilltop Holdings, Inc.	10,087	207,590
Stifel Financial Corp.	3,515	177,718
American International Group, Inc.	6,394	176,027
Apple Hospitality REIT, Inc. REIT	15,426	148,244
Old Republic International Corp.	9,140	134,724
WSFS Financial Corp.	4,887	131,802
Heartland Financial USA, Inc.	3,967	118,990
Total Financial		19,401,816
Consumer, Non-cyclical - 17.2%
Pfizer, Inc.	35,686	1,309,676
Johnson & Johnson	8,556	1,273,817
Bunge Ltd.	18,787	858,566
HCA Healthcare, Inc.	6,217	775,136
Archer-Daniels-Midland Co.	16,063	746,769
Alexion Pharmaceuticals, Inc.*	5,760	659,117
Medtronic plc	6,276	652,202
Quest Diagnostics, Inc.	5,569	637,595
Procter & Gamble Co.	4,471	621,424
Ingredion, Inc.	8,169	618,230
Tyson Foods, Inc. — Class A	9,842	585,402
Encompass Health Corp.	8,850	575,073
Zimmer Biomet Holdings, Inc.	4,163	566,751
Merck & Company, Inc.	6,587	546,392
Humana, Inc.	1,232	509,912
McKesson Corp.	3,206	477,470
Central Garden & Pet Co. — Class A*	12,554	453,702
Emergent BioSolutions, Inc.*	4,318	446,179
Amgen, Inc.	1,636	415,805
MGP Ingredients, Inc.	6,542	259,979
TreeHouse Foods, Inc.*	5,542	224,617
US Foods Holding Corp.*	8,453	187,826
Integer Holdings Corp.*	2,176	128,405
Adtalem Global Education, Inc.*	2,500	61,350
Total Consumer, Non-cyclical		13,591,395
Industrial - 12.1%
Owens Corning	14,831	1,020,521
Honeywell International, Inc.	5,354	881,322
Knight-Swift Transportation Holdings, Inc.	21,358	869,271
FedEx Corp.	3,281	825,237
Johnson Controls International plc	19,318	789,141
Valmont Industries, Inc.	4,528	562,287
MDU Resources Group, Inc.	24,724	556,290
PGT Innovations, Inc.*	25,004	438,070
Plexus Corp.*	5,474	386,628
Jacobs Engineering Group, Inc.	3,679	341,301
FLIR Systems, Inc.	8,174	293,038
Graphic Packaging Holding Co.	20,768	292,621
Rexnord Corp.	8,337	248,776
EnerSys	3,666	246,062
Dycom Industries, Inc.*	3,883	205,100
Colfax Corp.*	6,293	197,348
Curtiss-Wright Corp.	2,055	191,649
General Electric Co.	30,573	190,470
Kennametal, Inc.	5,690	164,669
Kirby Corp.*	3,954	143,016
Snap-on, Inc.	938	138,008
Schneider National, Inc. — Class B	5,577	137,919
GATX Corp.	2,150	137,063
Altra Industrial Motion Corp.	3,570	131,983
Park Aerospace Corp.	11,271	123,079
Crane Co.	1,331	66,723
Total Industrial		9,577,592
Consumer, Cyclical - 10.1%
Walmart, Inc.	8,159	1,141,526
DR Horton, Inc.	14,657	1,108,509
Lear Corp.	5,073	553,211
Southwest Airlines Co.	14,749	553,088
Penske Automotive Group, Inc.	11,376	542,180
PACCAR, Inc.	5,968	508,951
PVH Corp.	8,459	504,495
Home Depot, Inc.	1,752	486,548
LKQ Corp.*	13,820	383,229
Ralph Lauren Corp. — Class A	5,600	380,632
UniFirst Corp.	1,884	356,773
MSC Industrial Direct Company, Inc. — Class A	4,351	275,331

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 97.1% (continued)
Consumer, Cyclical - 10.1% (continued)
BorgWarner, Inc.	5,015	$194,281
Dick's Sporting Goods, Inc.	3,056	176,882
Methode Electronics, Inc.	5,202	148,257
Alaska Air Group, Inc.	3,975	145,604
Skechers USA, Inc. — Class A*	4,730	142,940
Meritage Homes Corp.*	1,270	140,195
Tapestry, Inc.	8,289	129,557
Macy's, Inc.	12,693	72,350
Dana, Inc.	5,083	62,622
Total Consumer, Cyclical		8,007,161
Technology - 7.7%
Skyworks Solutions, Inc.	8,767	1,275,599
Micron Technology, Inc.*	22,842	1,072,660
Qorvo, Inc.*	6,411	827,083
Apple, Inc.	4,958	574,186
International Business Machines Corp.	4,461	542,770
Super Micro Computer, Inc.*	19,484	514,378
Intel Corp.	7,045	364,790
Amdocs Ltd.	4,891	280,792
Evolent Health, Inc. — Class A*	21,167	262,682
Cerner Corp.	2,940	212,533
Science Applications International Corp.	2,581	202,402
Total Technology		6,129,875
Communications - 7.4%
Verizon Communications, Inc.	27,789	1,653,168
Comcast Corp. — Class A	25,395	1,174,773
Cisco Systems, Inc.	14,121	556,226
F5 Networks, Inc.*	4,041	496,113
Infinera Corp.*	77,869	479,673
Alphabet, Inc. — Class A*	263	385,453
T-Mobile US, Inc.*	2,842	325,011
Juniper Networks, Inc.	13,304	286,036
Viavi Solutions, Inc.*	22,862	268,171
Ciena Corp.*	6,045	239,926
Total Communications		5,864,550
Utilities - 6.6%
Public Service Enterprise Group, Inc.	16,529	907,607
Exelon Corp.	23,741	848,978
Pinnacle West Capital Corp.	10,663	794,927
Duke Energy Corp.	6,950	615,492
Edison International	11,623	590,913
NiSource, Inc.	16,523	363,506
PPL Corp.	9,865	268,427
Southwest Gas Holdings, Inc.	3,787	238,960
Avista Corp.	6,144	209,633
Spire, Inc.	3,738	198,861
AES Corp.	9,552	172,987
Total Utilities		5,210,291
Basic Materials - 6.4%
Huntsman Corp.	54,063	1,200,739
Westlake Chemical Corp.	14,254	901,138
Nucor Corp.	15,903	713,409
Reliance Steel & Aluminum Co.	6,554	668,770
Olin Corp.	39,150	484,677
Ashland Global Holdings, Inc.	4,903	347,721
DuPont de Nemours, Inc.	5,258	291,714
Commercial Metals Co.	11,660	232,967
Dow, Inc.	3,272	153,947
Element Solutions, Inc.*	8,886	93,392
Total Basic Materials		5,088,474
Energy - 5.1%
Chevron Corp.	19,271	1,387,512
ConocoPhillips	20,031	657,818
Parsley Energy, Inc. — Class A	64,634	604,974
Cabot Oil & Gas Corp. — Class A	29,092	505,037
Range Resources Corp.	70,480	466,578
Exxon Mobil Corp.	6,914	237,358
Marathon Oil Corp.	51,739	211,612
Total Energy		4,070,889
Total Common Stocks
(Cost $74,981,267)		76,942,043

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	40,146	31,310
Total Rights
(Cost $–)		31,310

MONEY MARKET FUND† - 2.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	1,983,445	1,983,445
Total Money Market Fund
(Cost $1,983,445)		1,983,445
Total Investments - 99.7%
(Cost $76,964,712)		$78,956,798
Other Assets & Liabilities, net - 0.3%		269,321
Total Net Assets - 100.0%		$79,226,119

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$76,942,043	$—	$—	$76,942,043
Rights	31,310	—	—	31,310
Money Market Fund	1,983,445	—	—	1,983,445
Total Assets	$78,956,798	$—	$—	$78,956,798

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 0.9%
Utilities - 0.7%
TexGen Power LLC†††	7,929	$265,622
Consumer, Non-cyclical - 0.1%
ATD New Holdings, Inc.*	3,166	50,656
Cengage Learning Holdings II, Inc.*	2,107	6,637
Chef Holdings, Inc.*,†††	75	6,431
Spectrum Brands Holdings, Inc.	6	343
Crimson Wine Group Ltd.*	24	119
MEDIQ, Inc.*,†††	92	–
Total Consumer, Non-cyclical		64,186
Energy - 0.1%
SandRidge Energy, Inc.*	14,330	23,644
Legacy Reserves, Inc.*,†††	1,969	1,969
Total Energy		25,613
Financial - 0.0%
Jefferies Financial Group, Inc.	247	4,446
Adelphia Recovery Trust*,†††	5,270	–
Total Financial		4,446
Industrial - 0.0%
BP Holdco LLC*,†††,1	523	184
Vector Phoenix Holdings, LP*,†††	523	47
Total Industrial		231
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	31
Chorus Aviation, Inc.	3	5
Total Consumer, Cyclical		36
Total Common Stocks
(Cost $1,183,520)		360,134

PREFERRED STOCKS†† - 0.8%
Financial - 0.8%
First Republic Bank, 4.13%*	6,000	152,400
American Equity Investment Life Holding Co., 5.95%	6,000	146,700
Total Financial		299,100
Industrial - 0.0%
U.S. Shipping Corp.*,†††	24,529	–
Total Preferred Stocks
(Cost $925,000)		299,100

MONEY MARKET FUND† - 1.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	610,735	610,735
Total Money Market Fund
(Cost $610,735)		610,735

	Face Amount
CORPORATE BONDS†† - 94.8%
Communications - 16.8%
CSC Holdings LLC
4.13% due 12/01/30[3]	$250,000	254,812
4.63% due 12/01/30[3]	200,000	201,500
3.38% due 02/15/31[3]	200,000	193,650
6.50% due 02/01/29[3]	150,000	166,313
Altice France S.A.
7.38% due 05/01/26[3]	250,000	261,975
8.13% due 02/01/27[3]	200,000	218,000
5.13% due 01/15/29[3]	200,000	199,250
EIG Investors Corp.
10.88% due 02/01/24	635,000	660,400
Level 3 Financing, Inc.
4.25% due 07/01/28[3]	300,000	304,596
3.63% due 01/15/29[3]	300,000	296,250
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32[3,4]	350,000	365,313
4.25% due 02/01/31[3]	150,000	155,469
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	200,000	205,488
5.50% due 05/15/29[3]	150,000	161,018
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]	200,000	203,750
5.50% due 07/01/29[3]	125,000	134,062
Cengage Learning, Inc.
9.50% due 06/15/24[3]	440,000	290,400
Virgin Media Finance plc
5.00% due 07/15/30[3]	275,000	273,625
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[3]	225,000	224,437
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	210,000
Lamar Media Corp.
4.88% due 01/15/29[3]	100,000	104,000
3.75% due 02/15/28[3]	100,000	99,500
Vmed O2 UK Financing I plc
4.25% due 01/31/31[3]	200,000	203,500
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[3]	200,000	199,958
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[3]	200,000	192,000
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[3]	175,000	182,875
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[3]	293,000	157,488
QualityTech Limited Partnership / QTS Finance Corp.
3.88% due 10/01/28[3]	150,000	150,990
T-Mobile USA, Inc.
3.30% due 02/15/51[3]	150,000	148,606
Match Group Holdings II LLC
4.63% due 06/01/28[3]	100,000	103,000
Zayo Group Holdings, Inc.
4.00% due 03/01/27[3]	100,000	98,423
TripAdvisor, Inc.
7.00% due 07/15/25[3]	50,000	52,125
Total Communications		$6,672,773

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
CORPORATE BONDS†† - 94.8% (continued)
Financial - 15.9%
Iron Mountain, Inc.
5.63% due 07/15/32[3,4]	$475,000	501,600
4.88% due 09/15/29[3]	120,000	122,100
5.25% due 07/15/30[3]	75,000	78,187
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24	350,000	362,687
6.25% due 06/03/26[3]	325,000	329,875
Hunt Companies, Inc.
6.25% due 02/15/26[3]	525,000	504,000
NFP Corp.
6.88% due 08/15/28[3]	425,000	430,259
Newmark Group, Inc.
6.13% due 11/15/23	400,000	415,970
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3,4]	350,000	392,438
AmWINS Group, Inc.
7.75% due 07/01/26[3]	350,000	374,500
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[3]	350,000	345,625
OneMain Finance Corp.
7.13% due 03/15/26	150,000	167,580
6.63% due 01/15/28	50,000	55,490
8.88% due 06/01/25	50,000	55,375
American Equity Investment Life Holding Co.
5.00% due 06/15/27[4]	210,000	227,874
Assurant, Inc.
7.00% due 03/27/48[5]	200,000	215,500
Kennedy-Wilson, Inc.
5.88% due 04/01/24	214,000	212,930
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	200,000	207,630
Greystar Real Estate Partners LLC
5.75% due 12/01/25[3]	200,000	201,500
USI, Inc.
6.88% due 05/01/25[3]	175,000	177,188
Wilton Re Finance LLC
5.88% due 03/30/33[3,5]	150,000	155,904
CIT Group, Inc.
3.93% due 06/19/24[5]	125,000	125,975
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[3]	125,000	121,875
CNO Financial Group, Inc.
5.25% due 05/30/29	100,000	115,465
Goldman Sachs Group, Inc.
5.30% [5,6]	100,000	106,115
HUB International Ltd.
7.00% due 05/01/26[3]	100,000	103,625
Quicken Loans LLC
5.25% due 01/15/28[3]	75,000	79,025
LPL Holdings, Inc.
4.63% due 11/15/27[3]	75,000	75,750
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.75% due 10/15/27[3]	25,000	26,228
SBA Communications Corp.
3.88% due 02/15/27[3]	25,000	25,375
Total Financial		6,313,645
Industrial - 15.7%
Standard Industries, Inc.
3.38% due 01/15/31[3]	250,000	246,749
4.38% due 07/15/30[3]	100,000	102,526
4.75% due 01/15/28[3]	75,000	77,812
5.00% due 02/15/27[3]	50,000	52,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	426,000	436,850
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[3]	425,000	430,313
Masonite International Corp.
5.38% due 02/01/28[3]	250,000	266,609
5.75% due 09/15/26[3]	150,000	156,375
TransDigm, Inc.
6.25% due 03/15/26[3]	275,000	287,181
8.00% due 12/15/25[3,4]	100,000	108,750
New Enterprise Stone & Lime Co., Inc.
6.25% due 03/15/26[3]	200,000	206,000
9.75% due 07/15/28[3]	175,000	189,000
Cleaver-Brooks, Inc.
7.88% due 03/01/23[3]	400,000	386,000
Harsco Corp.
5.75% due 07/31/27[3]	377,000	381,712
Howmet Aerospace, Inc.
6.88% due 05/01/25	200,000	221,000
5.95% due 02/01/37	150,000	160,619
PowerTeam Services LLC
9.03% due 12/04/25[3]	275,000	289,781
Signature Aviation US Holdings, Inc.
4.00% due 03/01/28[3,4]	300,000	279,000
EnerSys
4.38% due 12/15/27[3]	250,000	255,000
Trinity Industries, Inc.
4.55% due 10/01/24	200,000	203,009
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[3]	200,000	202,750
JELD-WEN, Inc.
6.25% due 05/15/25[3]	175,000	186,375
EnPro Industries, Inc.
5.75% due 10/15/26	170,000	179,350

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
CORPORATE BONDS†† - 94.8% (continued)
Industrial - 15.7% (continued)
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[3]	$75,000	$79,875
5.25% due 01/15/29[3]	75,000	78,094
American Woodmark Corp.
4.88% due 03/15/26[3]	156,000	157,950
Amsted Industries, Inc.
4.63% due 05/15/30[3]	150,000	154,875
Ball Corp.
2.88% due 08/15/30	125,000	123,594
Hillenbrand, Inc.
5.75% due 06/15/25	100,000	106,625
Berry Global, Inc.
4.88% due 07/15/26[3]	100,000	105,000
Tennant Co.
5.63% due 05/01/25	100,000	103,780
Total Industrial		6,214,554
Consumer, Non-cyclical - 15.1%
Kraft Heinz Foods Co.
5.00% due 06/04/42[4]	525,000	574,939
4.38% due 06/01/46	100,000	102,743
5.50% due 06/01/50[3]	75,000	85,954
4.63% due 10/01/39[3]	50,000	53,082
Nielsen Finance LLC / Nielsen Finance Co.
5.88% due 10/01/30[3]	275,000	284,625
5.00% due 04/15/22[3]	200,000	200,500
Vector Group Ltd.
6.13% due 02/01/25[3]	435,000	433,912
Sabre GLBL, Inc.
7.38% due 09/01/25[3]	200,000	202,000
9.25% due 04/15/25[3]	175,000	192,600
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[3]	385,000	369,600
Beverages & More, Inc.
11.50% due 06/15/22[7]	400,000	336,000
Centene Corp.
3.00% due 10/15/30	200,000	204,040
4.25% due 12/15/27	125,000	130,804
Tenet Healthcare Corp.
7.50% due 04/01/25[3]	200,000	215,000
5.13% due 11/01/27[3]	75,000	77,040
US Foods, Inc.
6.25% due 04/15/25[3]	275,000	291,156
DaVita, Inc.
3.75% due 02/15/31[3]	300,000	289,065
AMN Healthcare, Inc.
4.63% due 10/01/27[3]	250,000	256,250
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[3]	225,000	243,563
Carriage Services, Inc.
6.63% due 06/01/26[3]	200,000	209,000
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[3]	200,000	191,849
Par Pharmaceutical, Inc.
7.50% due 04/01/27[3]	175,000	183,344
Nathan's Famous, Inc.
6.63% due 11/01/25[3]	175,000	177,625
Avanos Medical, Inc.
6.25% due 10/15/22	150,000	150,060
Acadia Healthcare Co., Inc.
5.00% due 04/15/29[3]	100,000	101,375
Lamb Weston Holdings, Inc.
4.88% due 05/15/28[3]	75,000	81,000
Gartner, Inc.
4.50% due 07/01/28[3]	75,000	78,843
TreeHouse Foods, Inc.
4.00% due 09/01/28	75,000	75,854
Hologic, Inc.
3.25% due 02/15/29[3]	75,000	75,469
ServiceMaster Co. LLC
5.13% due 11/15/24[3]	50,000	51,125
Sotheby's
7.38% due 10/15/27[3,4]	50,000	50,000
Total Consumer, Non-cyclical		5,968,417
Consumer, Cyclical - 13.4%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3,4]	650,000	645,125
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	275,000	282,563
5.75% due 03/01/25	200,000	203,500
Boyd Gaming Corp.
8.63% due 06/01/25[3]	250,000	274,070
Boyne USA, Inc.
7.25% due 05/01/25[3]	247,000	259,350
Wabash National Corp.
5.50% due 10/01/25[3]	255,000	255,000
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[3]	200,000	201,542
3.88% due 01/15/28[3]	50,000	50,940
Clarios Global, LP
6.75% due 05/15/25[3]	225,000	236,813
Wolverine World Wide, Inc.
6.38% due 05/15/25[3]	200,000	211,000
Hanesbrands, Inc.
5.38% due 05/15/25[3]	200,000	211,000
Aramark Services, Inc.
6.38% due 05/01/25[3]	200,000	208,335
Delta Air Lines, Inc.
7.00% due 05/01/25[3,4]	175,000	192,154
Live Nation Entertainment, Inc.
6.50% due 05/15/27[3]	175,000	188,867
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[3]	175,000	186,812

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
CORPORATE BONDS†† - 94.8% (continued)
Consumer, Cyclical - 13.4% (continued)
Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[3]	$175,000	$180,250
Yum! Brands, Inc.
3.63% due 03/15/31	175,000	175,000
Titan International, Inc.
6.50% due 11/30/23	225,000	168,302
Williams Scotsman International, Inc.
4.63% due 08/15/28[3]	150,000	150,606
Performance Food Group, Inc.
6.88% due 05/01/25[3]	125,000	133,125
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[3]	125,000	131,875
Vail Resorts, Inc.
6.25% due 05/15/25[3]	100,000	106,125
Burlington Coat Factory Warehouse Corp.
6.25% due 04/15/25[3]	100,000	105,250
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	100,000	104,125
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[3]	100,000	103,250
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[3]	75,000	79,781
Hilton Domestic Operating Company, Inc.
5.75% due 05/01/28[3]	50,000	52,688
Powdr Corp.
6.00% due 08/01/25[3]	50,000	51,125
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[3]	50,000	48,500
Cedar Fair, LP
5.25% due 07/15/29	50,000	48,000
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.88% due 02/15/30[3]	40,000	37,440
Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp.
5.38% due 06/01/24	25,000	23,922
Total Consumer, Cyclical		5,306,435
Energy - 6.8%
NuStar Logistics, LP
6.38% due 10/01/30	200,000	207,500
5.63% due 04/28/27	200,000	197,537
6.00% due 06/01/26	50,000	50,141
Indigo Natural Resources LLC
6.88% due 02/15/26[3]	450,000	437,976
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[3]	405,000	401,962
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	325,000	277,469
PDC Energy, Inc.
6.13% due 09/15/24	250,000	238,125
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	200,000	203,826
CVR Energy, Inc.
5.75% due 02/15/28[3]	175,000	148,750
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[3]	150,000	133,990
Range Resources Corp.
5.00% due 03/15/23	120,000	114,000
Parkland Corp.
6.00% due 04/01/26[3]	100,000	104,750
Unit Corp.
due 05/15/21[8]	652,000	88,561
Rattler Midstream, LP
5.63% due 07/15/25[3]	75,000	75,563
Basic Energy Services, Inc.
10.75% due 10/15/23[7]	175,000	35,875
Total Energy		2,716,025
Basic Materials - 5.4%
Alcoa Nederland Holding BV
7.00% due 09/30/26[3]	200,000	209,500
6.75% due 09/30/24[3]	200,000	206,250
Carpenter Technology Corp.
6.38% due 07/15/28[4]	350,000	366,319
United States Steel Corp.
12.00% due 06/01/25[3]	225,000	239,510
6.88% due 08/15/25[4]	100,000	73,507
Kaiser Aluminum Corp.
4.63% due 03/01/28[3]	235,000	219,137
6.50% due 05/01/25[3]	50,000	51,540
Arconic Corp.
6.00% due 05/15/25[3]	200,000	213,585
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	175,000	181,088
WR Grace & Co.-Conn
4.88% due 06/15/27[3]	125,000	129,088
Ingevity Corp.
4.50% due 02/01/26[3]	100,000	100,130
Clearwater Paper Corp.
4.75% due 08/15/28[3]	50,000	50,125
Neon Holdings, Inc.
10.13% due 04/01/26[3]	42,000	44,310
Valvoline, Inc.
4.25% due 02/15/30[3]	25,000	25,500

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
CORPORATE BONDS†† - 94.8% (continued)
Basic Materials - 5.4% (continued)
Mirabela Nickel Ltd.
due 06/24/19[7,8]	$390,085	$19,504
Total Basic Materials		2,129,093
Technology - 3.5%
NCR Corp.
8.13% due 04/15/25[3]	300,000	331,575
6.13% due 09/01/29[3]	250,000	264,730
5.25% due 10/01/30[3]	200,000	200,000
Boxer Parent Co., Inc.
7.13% due 10/02/25[3]	250,000	267,015
Open Text Holdings, Inc.
4.13% due 02/15/30[3]	100,000	102,844
Qorvo, Inc.
3.38% due 04/01/31[3]	100,000	101,625
CDK Global, Inc.
5.25% due 05/15/29[3]	50,000	53,250
PTC, Inc.
4.00% due 02/15/28[3]	50,000	51,391
Total Technology		1,372,430
Utilities - 2.2%
Terraform Global Operating LLC
6.13% due 03/01/26[3,4]	695,000	707,163
Clearway Energy Operating LLC
5.75% due 10/15/25	175,000	183,750
Bruce Mansfield
due 08/01/23[7,8]	139,000	348
Total Utilities		891,261
Total Corporate Bonds
(Cost $38,349,037)		37,584,633

SENIOR FLOATING RATE INTERESTS††,11 - 8.1%
Communications - 2.2%
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	348,003	290,085
Resource Label Group LLC
9.50% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23†††	250,000	205,000
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	233,230	194,747
GTT Communications, Inc.
2.97% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	195,500	167,626
Total Communications		857,458
Consumer, Cyclical - 2.0%
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	195,746	178,129
BBB Industries LLC
5.58% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	156,825	143,965
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	191,250	119,531
Playtika Holding Corp.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	97,468	97,432
PT Intermediate Holdings III LLC
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25	99,250	91,806
Sotheby's
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 01/15/27	52,822	52,492
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	29,221	28,636
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	19,141	16,215
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	108,902	40,589
Total Consumer, Cyclical		768,795
Consumer, Non-cyclical - 1.5%
Endo Luxembourg Finance Co.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	321,866	305,772
Diamond (BC) BV
3.26% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	147,348	137,402
Springs Window Fashions
8.65% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	150,000	127,250
CTI Foods Holding Co. LLC
8.00% (6 Month USD LIBOR + 4.00%, Rate Floor: 8.00%) (in-kind rate was 3.00%) due 05/03/24†††,9	42,088	39,563
Total Consumer, Non-cyclical		609,987
Technology - 1.0%
Planview, Inc.
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††	337,750	336,447

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,11 - 8.1% (continued)
Technology - 1.0% (continued)
Cvent, Inc.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/29/24	$74,864	$67,430
Total Technology		403,877
Industrial - 1.0%
Diversitech Holdings, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	200,000	190,500
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	98,750	97,907
YAK MAT (YAK ACCESS LLC)
10.22% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	125,000	90,416
Total Industrial		378,823
Financial - 0.4%
GT Polaris, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 09/24/27	100,000	99,156
Jefferies Finance LLC
due 09/27/27	75,000	74,250
Total Financial		173,406
Basic Materials - 0.0%
DCG Acquisition Corp.
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	13,835	13,317
Energy - 0.0%
Permian Production Partners LLC
due 05/20/24†††,8	190,000	9,500
Total Senior Floating Rate Interests
(Cost $3,782,708)		3,215,163

U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
0.14% due 11/05/20[10]	350,000	349,970
0.14% due 12/31/20[10]	11,000	10,997
Total U.S. Treasury Bills
(Cost $360,947)		360,967
Total Investments - 107.0%
(Cost $45,211,947)		$42,430,732
Other Assets & Liabilities, net - (7.0)%		(2,783,696)
Total Net Assets - 100.0%		$39,647,036

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$2,800,000	$117,180	$110,661	$6,519

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $28,586,256 (cost $28,266,603), or 72.1% of total net assets.
[4]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At September 30, 2020, the total market value of segregated or earmarked security was $4,484,182 — See Note 2.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Perpetual maturity.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $391,727 (cost $1,032,005), or 1.0% of total net assets — See Note 6.
[8]	Security is in default of interest and/or principal obligations.
[9]	Payment-in-kind security.
[10]	Rate indicated is the effective yield at the time of purchase.
[11]	Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

BofA — Bank of America

CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$85,881	$—	$274,253		$360,134
Preferred Stocks	—	299,100	—	*	299,100
Money Market Fund	610,735	—	—		610,735
Corporate Bonds	—	37,584,633	—		37,584,633
Senior Floating Rate Interests	—	2,624,653	590,510		3,215,163
U.S. Treasury Bills	—	360,967	—		360,967
Credit Default Swap Agreements**	—	6,519	—		6,519
Total Assets	$696,616	$40,875,872	$864,763		$42,437,251

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$19	$19

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $3,677,855 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$265,622	Third Party Pricing	Broker Quote	—	—
Common Stocks	8,631	Enterprise Value	Valuation Multiple	2.0x-10.0x	8.0	x
Senior Floating Rate Interests	336,447	Yield Analysis	Yield	6.4%	—
Senior Floating Rate Interests	214,500	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	39,563	Enterprise Value	Valuation Multiple	9.8x	—
Total Assets	$864,763
Liabilities:
Unfunded Loan Commitments	$19	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund's fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2020, the Fund had securities with a total value of $265,622 transfer from Level 2 to Level 3 due to lack of observable inputs and had securities with a total market value of $401,837 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2020:

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,301,383	$8,995	$1,310,378	$(6,310)
Purchases/(Receipts)	11,017	9,859	20,876	(13)
(Sales, maturities and paydowns)/Fundings	(264,329)	-	(264,329)	1,138
Amortization of premiums/discounts	2,184	-	2,184	-
Total realized gains (losses) included in earnings	(5,291)	-	(5,291)	74,222
Total change in unrealized appreciation (depreciation) included in earnings	(52,617)	(10,223)	(62,840)	(69,056)
Transfers into Level 3	-	265,622	265,622	-
Transfers out of Level 3	(401,837)	-	(401,837)	-
Ending Balance	$590,510	$274,253	$864,763	$(19)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2020	$(83,429)	$(10,223)	$(93,652)	$5

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20
Common Stock
BP Holdco LLC*	$185	$–	$–	$–	$(1)	$184	523

*	Non-income producing security.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 95.1%
Financial - 28.8%
Physicians Realty Trust REIT	62,421	$1,117,960
Lexington Realty Trust REIT	81,504	851,717
First Horizon National Corp.	89,171	840,882
Radian Group, Inc.	55,810	815,384
Axis Capital Holdings Ltd.	17,543	772,594
CNO Financial Group, Inc.	40,859	655,378
Synovus Financial Corp.	30,892	653,984
Pinnacle Financial Partners, Inc.	17,993	640,371
Heritage Insurance Holdings, Inc.	58,346	590,461
Zions Bancorp North America	18,784	548,868
Hilltop Holdings, Inc.	26,270	540,637
Investors Bancorp, Inc.	71,084	516,070
BOK Financial Corp.	9,723	500,832
Cathay General Bancorp	21,370	463,302
Simmons First National Corp. — Class A	28,200	447,111
MGIC Investment Corp.	47,910	424,483
Stifel Financial Corp.	7,323	370,251
Flagstar Bancorp, Inc.	12,439	368,568
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	308,785
Kennedy-Wilson Holdings, Inc.	20,793	301,914
Independent Bank Group, Inc.	6,785	299,761
Hanmi Financial Corp.	35,569	292,021
Apple Hospitality REIT, Inc. REIT	30,185	290,078
Sunstone Hotel Investors, Inc. REIT	35,434	281,346
Old Republic International Corp.	17,213	253,720
WSFS Financial Corp.	9,290	250,551
Hancock Whitney Corp.	13,170	247,728
Heartland Financial USA, Inc.	7,689	230,631
Equity Commonwealth REIT	8,493	226,169
Berkshire Hills Bancorp, Inc.	21,325	215,596
American National Group, Inc.	3,134	211,639
RMR Group, Inc. — Class A	7,220	198,333
Total Financial		14,727,125
Industrial - 21.7%
MDU Resources Group, Inc.	50,481	1,135,822
PGT Innovations, Inc.*	49,360	864,787
Owens Corning	12,092	832,051
Knight-Swift Transportation Holdings, Inc.	18,935	770,655
Plexus Corp.*	10,407	735,047
Graphic Packaging Holding Co.	49,979	704,204
GATX Corp.	9,649	615,124
Valmont Industries, Inc.	4,900	608,482
Sanmina Corp.*	21,718	587,472
Rexnord Corp.	17,141	511,487
EnerSys	6,949	466,417
Dycom Industries, Inc.*	7,577	400,217
Colfax Corp.*	12,415	389,334
FLIR Systems, Inc.	10,498	376,353
Curtiss-Wright Corp.	4,017	374,625
Kennametal, Inc.	11,020	318,919
Kirby Corp.*	7,657	276,954
Schneider National, Inc. — Class B	10,354	256,054
Altra Industrial Motion Corp.	6,646	245,703
Park Aerospace Corp.	22,473	245,405
Encore Wire Corp.	5,174	240,177
Crane Co.	2,835	142,119
Total Industrial		11,097,408
Consumer, Cyclical - 11.8%
UniFirst Corp.	3,933	744,792
Meritage Homes Corp.*	5,862	647,106
MDC Holdings, Inc.	13,612	641,125
MSC Industrial Direct Company, Inc. — Class A	8,379	530,223
Abercrombie & Fitch Co. — Class A	31,931	444,799
Hawaiian Holdings, Inc.	31,086	400,699
MasterCraft Boat Holdings, Inc.*	21,825	381,719
Penske Automotive Group, Inc.*	7,343	349,968
Dick's Sporting Goods, Inc.	5,840	338,019
Wabash National Corp.	25,239	301,858
Methode Electronics, Inc.	9,889	281,837
International Game Technology plc	23,298	259,307
Tapestry, Inc.	15,303	239,186
Alaska Air Group, Inc.	6,486	237,582
Dana, Inc.	9,714	119,676
Tenneco, Inc. — Class A*	17,087	118,584
Total Consumer, Cyclical		6,036,480
Consumer, Non-cyclical - 10.1%
Encompass Health Corp.	14,281	927,979
Central Garden & Pet Co. — Class A*	23,830	861,216
Emergent BioSolutions, Inc.*	7,378	762,369
Ingredion, Inc.	8,743	661,670
MGP Ingredients, Inc.	12,395	492,577
TreeHouse Foods, Inc.*	11,184	453,288
US Foods Holding Corp.*	16,542	367,563
Perdoceo Education Corp.*	20,801	254,604
Integer Holdings Corp.*	4,088	241,233
Adtalem Global Education, Inc.*	5,101	125,179
Total Consumer, Non-cyclical		5,147,678
Basic Materials - 5.8%
Huntsman Corp.	34,999	777,328
Ashland Global Holdings, Inc.	10,472	742,674
Commercial Metals Co.	21,704	433,646
Reliance Steel & Aluminum Co.	3,874	395,303
Olin Corp.	25,310	313,338
Element Solutions, Inc.*	16,436	172,742
Verso Corp. — Class A	19,294	152,230
Total Basic Materials		2,987,261
Communications - 5.4%
Viavi Solutions, Inc.*	58,785	689,548
Infinera Corp.*	102,982	634,369
Ciena Corp.*	12,481	495,371
Gray Television, Inc.*	25,944	357,249
Scholastic Corp.	12,148	254,986
Tribune Publishing Co.	18,952	220,980
Entercom Communications Corp. — Class A	57,603	92,741
Total Communications		2,745,244
Utilities - 5.0%
Black Hills Corp.	12,958	693,124
Avista Corp.	16,495	562,809
Southwest Gas Holdings, Inc.	8,470	534,457

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 95.1% (continued)
Utilities - 5.0% (continued)
Spire, Inc.	7,249	$385,647
ALLETE, Inc.	6,868	355,350
Total Utilities		2,531,387
Energy - 4.2%
Parsley Energy, Inc. — Class A	93,594	876,040
Range Resources Corp.	118,684	785,688
CNX Resources Corp.*	40,226	379,733
Oil States International, Inc.*	30,739	83,918
Total Energy		2,125,379
Technology - 2.3%
Evolent Health, Inc. — Class A*	43,143	535,405
Science Applications International Corp.	5,005	392,492
Axcelis Technologies, Inc.*	11,822	260,084
Total Technology		1,187,981
Total Common Stocks
(Cost $55,095,152)		48,585,943

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	116,667	—
Total Convertible Preferred Stocks
(Cost $111,409)		—

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	81,258	63,373
Total Rights
(Cost $–)		63,373

EXCHANGE-TRADED FUNDS† - 4.1%
iShares Russell 2000 Value ETF	21,196	2,105,399
Total Exchange-Traded Funds
(Cost $2,462,999)		2,105,399

MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	394,927	394,927
Total Money Market Fund
(Cost $394,927)		394,927
Total Investments - 100.1%
(Cost $58,064,487)		$51,149,642
Other Assets & Liabilities, net - (0.1)%		(48,838)
Total Net Assets - 100.0%		$51,100,804

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$48,585,943	$—	$—		$48,585,943
Convertible Preferred Stocks	—	—	—	*	—
Rights	63,373	—	—		63,373
Exchange-Traded Funds	2,105,399	—	—		2,105,399
Money Market Fund	394,927	—	—		394,927
Total Assets	$51,149,642	$—	$—		$51,149,642

*	Security has a market value of $0.

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 97.2%
Financial - 27.6%
Alleghany Corp.	7,036	$3,661,886
Voya Financial, Inc.	69,329	3,322,939
Alexandria Real Estate Equities, Inc. REIT	20,037	3,205,920
Physicians Realty Trust REIT	169,330	3,032,700
First Horizon National Corp.	254,627	2,401,133
Axis Capital Holdings Ltd.	47,582	2,095,511
Radian Group, Inc.	141,545	2,067,973
KeyCorp	163,290	1,948,050
Synovus Financial Corp.	88,068	1,864,400
VICI Properties, Inc. REIT	73,769	1,723,982
Pinnacle Financial Partners, Inc.	48,251	1,717,253
Zions Bancorp North America	58,413	1,706,828
Sun Communities, Inc. REIT	10,925	1,536,164
BOK Financial Corp.	27,656	1,424,560
Heritage Insurance Holdings, Inc.	124,542	1,260,365
Hilltop Holdings, Inc.	50,937	1,048,283
Medical Properties Trust, Inc. REIT	55,511	978,659
Stifel Financial Corp.	18,070	913,619
Apple Hospitality REIT, Inc. REIT	86,689	833,081
Gaming and Leisure Properties, Inc. REIT	20,362	751,980
Old Republic International Corp.	48,986	722,054
WSFS Financial Corp.	26,426	712,709
Equity Commonwealth REIT	24,387	649,426
Heartland Financial USA, Inc.	21,485	644,443
American National Group, Inc.	8,206	554,151
Total Financial		40,778,069
Industrial - 21.3%
MDU Resources Group, Inc.	136,439	3,069,877
PGT Innovations, Inc.*	136,401	2,389,746
Owens Corning	34,729	2,389,702
Knight-Swift Transportation Holdings, Inc.	50,395	2,051,077
Plexus Corp.*	28,833	2,036,475
Jacobs Engineering Group, Inc.	20,265	1,879,984
Graphic Packaging Holding Co.	123,176	1,735,550
FLIR Systems, Inc.	43,645	1,564,673
Valmont Industries, Inc.	12,390	1,538,590
Johnson Controls International plc	33,962	1,387,348
Rexnord Corp.	45,107	1,345,993
EnerSys	19,326	1,297,161
Colfax Corp.*	35,142	1,102,053
Curtiss-Wright Corp.	11,482	1,070,811
Dycom Industries, Inc.*	20,190	1,066,436
Kennametal, Inc.	29,722	860,155
GATX Corp.	12,173	776,029
Snap-on, Inc.	5,142	756,542
Schneider National, Inc. — Class B	29,495	729,411
Altra Industrial Motion Corp.	18,998	702,356
Park Aerospace Corp.	63,025	688,233
Kirby Corp.*	18,358	664,009
Crane Co.	7,842	393,120
Total Industrial		31,495,331
Consumer, Cyclical - 12.5%
DR Horton, Inc.	37,250	2,817,217
LKQ Corp.*	75,146	2,083,799
UniFirst Corp.	10,404	1,970,205
MSC Industrial Direct Company, Inc. — Class A	23,281	1,473,222
PVH Corp.	19,068	1,137,216
BorgWarner, Inc.	26,067	1,009,835
Ralph Lauren Corp. — Class A	14,306	972,379
Penske Automotive Group, Inc.*	20,311	968,022
Dick's Sporting Goods, Inc.	16,603	960,982
Meritage Homes Corp.*	8,595	948,802
Lear Corp.	7,697	839,358
Methode Electronics, Inc.	28,128	801,648
Skechers USA, Inc. — Class A*	24,575	742,656
Tapestry, Inc.	43,938	686,751
Alaska Air Group, Inc.	18,610	681,684
Dana, Inc.	27,674	340,944
Total Consumer, Cyclical		18,434,720
Consumer, Non-cyclical - 11.3%
Bunge Ltd.	60,124	2,747,667
Encompass Health Corp.	38,936	2,530,061
Emergent BioSolutions, Inc.*	23,994	2,479,300
Central Garden & Pet Co. — Class A*	66,644	2,408,514
Ingredion, Inc.	23,621	1,787,637
MGP Ingredients, Inc.	34,654	1,377,150
TreeHouse Foods, Inc.*	31,181	1,263,766
US Foods Holding Corp.*	47,507	1,055,606
Integer Holdings Corp.*	11,573	682,923
Adtalem Global Education, Inc.*	13,706	336,345
Total Consumer, Non-cyclical		16,668,969
Basic Materials - 7.4%
Huntsman Corp.	100,649	2,235,414
Ashland Global Holdings, Inc.	28,424	2,015,830
Westlake Chemical Corp.	26,532	1,677,353
Reliance Steel & Aluminum Co.	16,380	1,671,415
Commercial Metals Co.	61,757	1,233,905
Olin Corp.	69,749	863,493
Nucor Corp.	17,518	785,858
Element Solutions, Inc.*	47,267	496,776
Total Basic Materials		10,980,044
Technology - 5.8%
Super Micro Computer, Inc.*	113,230	2,989,272
Qorvo, Inc.*	12,626	1,628,880
Evolent Health, Inc. — Class A*	120,905	1,500,431
Skyworks Solutions, Inc.	8,550	1,244,025
Science Applications International Corp.	14,238	1,116,544
Total Technology		8,479,152
Utilities - 5.4%
Southwest Gas Holdings, Inc.	22,265	1,404,921
Pinnacle West Capital Corp.	18,823	1,403,255
Black Hills Corp.	24,313	1,300,502
Avista Corp.	35,237	1,202,287
Spire, Inc.	20,619	1,096,931
AES Corp.	48,587	879,911
Edison International	13,360	679,222
Total Utilities		7,967,029
Communications - 3.5%
Infinera Corp.*	385,933	2,377,347
Viavi Solutions, Inc.*	126,644	1,485,534

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 97.2% (continued)
Communications - 3.5% (continued)
Ciena Corp.*	33,018	$1,310,485
Total Communications		5,173,366
Energy - 2.4%
Parsley Energy, Inc. — Class A	247,044	2,312,332
Range Resources Corp.	184,618	1,222,171
HydroGen Corp.*,†††,1	672,346	1
Total Energy		3,534,504
Total Common Stocks
(Cost $150,036,480)		143,511,184

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	1
Total Convertible Preferred Stocks
(Cost $294,439)		1

RIGHTS† - 0.2%
Basic Materials - 0.2%
Pan American Silver Corp. *	220,317	171,826
Total Rights
(Cost $–)		171,826

EXCHANGE-TRADED FUNDS† - 1.4%
iShares Russell Mid-Capital Value ETF	25,712	2,078,558
Total Exchange-Traded Funds
(Cost $1,747,223)		2,078,558

MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	1,824,473	1,824,473
Total Money Market Fund
(Cost $1,824,473)		1,824,473
Total Investments - 100.0%
(Cost $153,902,615)		$147,586,042
Other Assets & Liabilities, net - 0.0%		60,927
Total Net Assets - 100.0%		$147,646,969

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of September 30, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$143,511,183	$—	$1	$143,511,184
Convertible Preferred Stocks	—	—	1	1
Rights	171,826	—	—	171,826
Exchange-Traded Funds	2,078,558	—	—	2,078,558
Money Market Fund	1,824,473	—	—	1,824,473
Total Assets	$147,586,040	$—	$2	$147,586,042

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20
Common Stock
HydroGen Corp.*	$1	$–	$–	$–	$–	$1	672,346

*	Non-income producing security.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 14.5%
Industrial - 4.3%
UFP Industries, Inc.	1,306	$73,802
Watts Water Technologies, Inc. — Class A	573	57,386
Simpson Manufacturing Company, Inc.	530	51,495
Brady Corp. — Class A	1,066	42,661
Fabrinet*	663	41,789
John Bean Technologies Corp.	444	40,799
Aerojet Rocketdyne Holdings, Inc.*	1,022	40,768
Plexus Corp.*	571	40,330
SPX Corp.*	830	38,495
Exponent, Inc.	533	38,392
Itron, Inc.*	618	37,537
Franklin Electric Company, Inc.	635	37,357
Saia, Inc.*	289	36,454
OSI Systems, Inc.*	464	36,011
Advanced Energy Industries, Inc.*	571	35,939
Applied Industrial Technologies, Inc.	629	34,658
Forward Air Corp.	562	32,248
SPX FLOW, Inc.*	743	31,815
Mueller Industries, Inc.	1,165	31,525
Alarm.com Holdings, Inc.*	562	31,051
Jabil, Inc.	870	29,806
Albany International Corp. — Class A	602	29,805
Comfort Systems USA, Inc.	539	27,764
Barnes Group, Inc.	768	27,448
ITT, Inc.	462	27,281
Tennant Co.	448	27,041
Moog, Inc. — Class A	409	25,984
Knowles Corp.*	1,675	24,957
Encore Wire Corp.	535	24,835
Oshkosh Corp.	335	24,623
Timken Co.	422	22,881
Curtiss-Wright Corp.	230	21,450
AGCO Corp.	259	19,236
Patrick Industries, Inc.	328	18,867
Chart Industries, Inc.*	265	18,622
EMCOR Group, Inc.	267	18,078
American Woodmark Corp.*	219	17,200
Apogee Enterprises, Inc.	700	14,959
Carlisle Companies, Inc.	116	14,195
Valmont Industries, Inc.	108	13,411
MasTec, Inc.*	314	13,251
Werner Enterprises, Inc.	303	12,723
Energizer Holdings, Inc.	322	12,603
Total Industrial		1,297,532
Consumer, Non-cyclical - 3.0%
NeoGenomics, Inc.*	1,409	51,978
Integra LifeSciences Holdings Corp.*	836	39,476
CONMED Corp.	478	37,604
BioTelemetry, Inc.*	813	37,057
R1 RCM, Inc.*	2,099	35,998
Encompass Health Corp.	516	33,530
Innoviva, Inc.*	3,083	32,218
Rent-A-Center, Inc.	1,059	31,653
Amphastar Pharmaceuticals, Inc.*	1,673	31,369
Glaukos Corp.*	594	29,415
Ensign Group, Inc.	505	28,815
Natus Medical, Inc.*	1,577	27,014
Eagle Pharmaceuticals, Inc.*	620	26,338
Enanta Pharmaceuticals, Inc.*	567	25,957
Select Medical Holdings Corp.*	1,240	25,817
Medifast, Inc.	156	25,654
Corcept Therapeutics, Inc.*	1,426	24,819
AMN Healthcare Services, Inc.*	408	23,852
Orthofix Medical, Inc.*	752	23,417
Vector Group Ltd.	2,304	22,326
Coca-Cola Consolidated, Inc.	90	21,661
John B Sanfilippo & Son, Inc.	287	21,634
Coherus Biosciences, Inc.*	1,133	20,779
Addus HomeCare Corp.*	215	20,319
Hill-Rom Holdings, Inc.	236	19,709
PRA Health Sciences, Inc.*	186	18,868
Anika Therapeutics, Inc.*	513	18,155
Deluxe Corp.	687	17,677
Vanda Pharmaceuticals, Inc.*	1,801	17,398
Post Holdings, Inc.*	197	16,942
Supernus Pharmaceuticals, Inc.*	812	16,922
Surmodics, Inc.*	419	16,303
Varex Imaging Corp.*	1,200	15,264
ANI Pharmaceuticals, Inc.*	454	12,807
Perdoceo Education Corp.*	1,046	12,803
Neogen Corp.*	108	8,451
Total Consumer, Non-cyclical		889,999
Technology - 2.1%
Diodes, Inc.*	848	47,870
Power Integrations, Inc.	858	47,533
Brooks Automation, Inc.	985	45,566
Progress Software Corp.	1,167	42,806
Omnicell, Inc.*	524	39,122
ExlService Holdings, Inc.*	590	38,922
LivePerson, Inc.*	743	38,629
FormFactor, Inc.*	1,389	34,628
CSG Systems International, Inc.	753	30,835
Sykes Enterprises, Inc.*	812	27,779
Rambus, Inc.*	2,002	27,407
Insight Enterprises, Inc.*	479	27,102
Kulicke & Soffa Industries, Inc.	1,165	26,096
8x8, Inc.*	1,263	19,640
Xperi Holding Corp.	1,397	16,051
Veeco Instruments, Inc.*	1,268	14,798
CDK Global, Inc.	338	14,733
Cirrus Logic, Inc.*	209	14,097
Axcelis Technologies, Inc.*	599	13,178
Perspecta, Inc.	654	12,720
Synaptics, Inc.*	157	12,626
J2 Global, Inc.*	182	12,598
Teradata Corp.*	553	12,553
SPS Commerce, Inc.*	115	8,955
Total Technology		626,244
Consumer, Cyclical - 2.0%
Gentherm, Inc.*	1,024	41,882
LCI Industries	346	36,777
Meritage Homes Corp.*	316	34,883

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 14.5% (continued)
Consumer, Cyclical - 2.0% (continued)
Methode Electronics, Inc.	1,204	$34,314
Crocs, Inc.*	798	34,099
LGI Homes, Inc.*	291	33,806
YETI Holdings, Inc.*	696	31,543
MDC Holdings, Inc.	662	31,180
Gentex Corp.	1,174	30,230
La-Z-Boy, Inc.	901	28,499
Installed Building Products, Inc.*	279	28,388
Steven Madden Ltd.	1,423	27,748
Callaway Golf Co.	1,436	27,485
Winnebago Industries, Inc.	451	23,303
Meritor, Inc.*	1,086	22,741
Sleep Number Corp.*	433	21,178
GMS, Inc.*	833	20,075
iRobot Corp.*	205	15,559
Foundation Building Materials, Inc.*	889	13,975
M/I Homes, Inc.*	299	13,769
Universal Electronics, Inc.*	358	13,511
Polaris, Inc.	140	13,208
Brunswick Corp.	208	12,253
Shake Shack, Inc. — Class A*	158	10,188
UniFirst Corp.	46	8,711
Total Consumer, Cyclical		609,305
Financial - 1.7%
Kinsale Capital Group, Inc.	245	46,594
Brandywine Realty Trust REIT	3,047	31,506
Trupanion, Inc.*	389	30,692
Axos Financial, Inc.*	1,280	29,837
United Community Banks, Inc.	1,585	26,834
ServisFirst Bancshares, Inc.	788	26,815
Palomar Holdings, Inc.*	253	26,373
Independent Bank Corp.	502	26,295
Walker & Dunlop, Inc.	491	26,023
NMI Holdings, Inc. — Class A*	1,444	25,703
Stifel Financial Corp.	507	25,634
eHealth, Inc.*	321	25,359
AMERISAFE, Inc.	375	21,510
PennyMac Mortgage Investment Trust REIT	1,191	19,139
TrustCo Bank Corp. NY	3,626	18,928
Douglas Emmett, Inc. REIT	717	17,997
Preferred Bank/Los Angeles CA	537	17,248
Agree Realty Corp. REIT	265	16,865
Lexington Realty Trust REIT	1,218	12,728
Primerica, Inc.	112	12,672
Easterly Government Properties, Inc. REIT	378	8,471
Innovative Industrial Properties, Inc. REIT	68	8,439
National Storage Affiliates Trust REIT	249	8,145
Total Financial		509,807
Communications - 0.8%
Viavi Solutions, Inc.*	5,279	61,923
Cogent Communications Holdings, Inc.	558	33,508
Stamps.com, Inc.*	120	28,914
Perficient, Inc.*	499	21,327
HealthStream, Inc.*	1,056	21,194
Shutterstock, Inc.	309	16,080
Shenandoah Telecommunications Co.	346	15,374
Iridium Communications, Inc.*	521	13,327
Yelp, Inc. — Class A*	640	12,858
Ciena Corp.*	311	12,344
Vonage Holdings Corp.*	1,193	12,204
Total Communications		249,053
Utilities - 0.4%
American States Water Co.	378	28,331
IDACORP, Inc.	345	27,566
ONE Gas, Inc.	355	24,498
Northwest Natural Holding Co.	467	21,197
Hawaiian Electric Industries, Inc.	480	15,955
Total Utilities		117,547
Basic Materials - 0.2%
Rogers Corp.*	294	28,829
Balchem Corp.	133	12,985
Total Basic Materials		41,814
Total Common Stocks
(Cost $4,406,480)		4,341,301

MUTUAL FUNDS† - 81.5%
Guggenheim Strategy Fund III[1]	312,426	7,832,513
Guggenheim Variable Insurance Strategy Fund III[1]	312,983	7,824,577
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	613,092	6,118,660
Guggenheim Strategy Fund II1	109,738	2,740,149
Total Mutual Funds
(Cost $24,357,370)		24,515,899

MONEY MARKET FUND† - 3.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	1,093,975	1,093,975
Total Money Market Fund
(Cost $1,093,975)		1,093,975
Total Investments - 99.6%
(Cost $29,857,825)		$29,951,175
Other Assets & Liabilities, net - 0.4%		132,211
Total Net Assets - 100.0%		$30,083,386

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	2	Dec 2020	$371,080	$(6,167)
Russell 2000 Index Mini Futures Contracts	7	Dec 2020	526,855	(9,386)
			$897,935	$(15,553)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	0.18% (3 Month USD LIBOR - 0.12%)	At Maturity	10/06/20	22,176	$24,929,838	$1,529,789

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.

LIBOR — London Interbank Offered Rate

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,341,301	$—	$—	$4,341,301
Mutual Funds	24,515,899	—	—	24,515,899
Money Market Fund	1,093,975	—	—	1,093,975
Equity Index Swap Agreements**	—	1,529,789	—	1,529,789
Total Assets	$29,951,175	$1,529,789	$—	$31,480,964

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$15,553	$—	$—	$15,553

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,459,343	$2,060,545	$(799,996)	$(5,157)	$25,414	$2,740,149	109,738	$16,745
Guggenheim Strategy Fund III	9,080,856	113,632	(1,466,979)	(18,053)	123,057	7,832,513	312,426	114,081
Guggenheim Ultra Short Duration Fund — Institutional Class	3,975,718	8,306,367	(6,305,974)	53,488	89,061	6,118,660	613,092	52,643
Guggenheim Variable Insurance Strategy Fund III	10,222,838	117,797	(2,589,261)	(25,452)	98,655	7,824,577	312,983	118,374
	$24,738,755	$10,598,341	$(11,162,210)	$4,826	$336,187	$24,515,899		$301,843

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 15.2%
Technology - 5.5%
Apple, Inc.	6,162	$713,621
Microsoft Corp.	2,847	598,809
Intel Corp.	2,391	123,806
Broadcom, Inc.	255	92,902
QUALCOMM, Inc.	788	92,732
Texas Instruments, Inc.	596	85,103
NVIDIA Corp.	155	83,889
Oracle Corp.	1,388	82,864
Applied Materials, Inc.	1,206	71,697
Cerner Corp.	984	71,133
NetApp, Inc.	1,523	66,768
KLA Corp.	328	63,547
Seagate Technology plc	1,068	52,621
Adobe, Inc.*	103	50,514
Zebra Technologies Corp. — Class A*	197	49,735
Micron Technology, Inc.*	1,023	48,040
salesforce.com, Inc.*	165	41,468
Microchip Technology, Inc.	373	38,329
Lam Research Corp.	115	38,151
Teradyne, Inc.	322	25,586
Total Technology		2,491,315
Consumer, Non-cyclical - 3.5%
Johnson & Johnson	848	126,250
Merck & Company, Inc.	1,249	103,605
Amgen, Inc.	365	92,768
Bristol-Myers Squibb Co.	1,449	87,360
Eli Lilly & Co.	552	81,707
Philip Morris International, Inc.	916	68,691
Colgate-Palmolive Co.	884	68,201
United Rentals, Inc.*	385	67,182
Kimberly-Clark Corp.	444	65,561
Quanta Services, Inc.	1,216	64,278
Tyson Foods, Inc. — Class A	1,052	62,573
Alexion Pharmaceuticals, Inc.*	530	60,648
Altria Group, Inc.	1,557	60,162
Procter & Gamble Co.	415	57,681
Thermo Fisher Scientific, Inc.	122	53,866
Campbell Soup Co.	1,094	52,917
PayPal Holdings, Inc.*	259	51,031
Vertex Pharmaceuticals, Inc.*	187	50,886
STERIS plc	277	48,805
Automatic Data Processing, Inc.	315	43,939
McKesson Corp.	276	41,105
Regeneron Pharmaceuticals, Inc.*	70	39,185
Abbott Laboratories	263	28,622
AbbVie, Inc.	316	27,678
Incyte Corp.*	273	24,499
Stryker Corp.	111	23,129
Cardinal Health, Inc.	439	20,611
Total Consumer, Non-cyclical		1,572,940
Communications - 2.9%
Amazon.com, Inc.*	156	491,202
Alphabet, Inc. — Class C*	228	335,069
Facebook, Inc. — Class A*	835	218,686
Comcast Corp. — Class A	1,418	65,597
Motorola Solutions, Inc.	363	56,922
eBay, Inc.	999	52,048
Corning, Inc.	1,439	46,638
Netflix, Inc.*	85	42,502
Walt Disney Co.	162	20,101
Total Communications		1,328,765
Industrial - 1.3%
Caterpillar, Inc.	600	89,490
TE Connectivity Ltd.	784	76,628
Lockheed Martin Corp.	182	69,757
CSX Corp.	874	67,884
Waters Corp.*	335	65,553
Garmin Ltd.	479	45,438
Emerson Electric Co.	578	37,899
Parker-Hannifin Corp.	174	35,207
J.B. Hunt Transport Services, Inc.	229	28,941
Huntington Ingalls Industries, Inc.	198	27,869
Agilent Technologies, Inc.	274	27,658
FLIR Systems, Inc.	603	21,617
Total Industrial		593,941
Financial - 1.0%
JPMorgan Chase & Co.	1,350	129,964
Visa, Inc. — Class A	488	97,585
Mastercard, Inc. — Class A	221	74,736
Western Union Co.	2,500	53,575
Ameriprise Financial, Inc.	344	53,014
Synchrony Financial	787	20,596
Berkshire Hathaway, Inc. — Class B*	96	20,442
American Express Co.	140	14,035
Total Financial		463,947
Consumer, Cyclical - 0.9%
Cummins, Inc.	376	79,396
Home Depot, Inc.	232	64,428
Lowe's Companies, Inc.	366	60,705
PulteGroup, Inc.	1,228	56,844
PACCAR, Inc.	415	35,391
LKQ Corp.*	969	26,871
DR Horton, Inc.	321	24,277
Leggett & Platt, Inc.	557	22,932
Starbucks Corp.	164	14,091
Total Consumer, Cyclical		384,935
Utilities - 0.1%
NextEra Energy, Inc.	150	41,634
Total Common Stocks
(Cost $5,670,003)		6,877,477

MUTUAL FUNDS† - 79.7%
Guggenheim Variable Insurance Strategy Fund III[1]	461,325	11,533,131
Guggenheim Strategy Fund III[1]	417,537	10,467,645
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	780,194	7,786,341
Guggenheim Strategy Fund II1	248,045	6,193,690
Total Mutual Funds
(Cost $35,798,947)		35,980,807

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MONEY MARKET FUND† - 4.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	1,889,644	$1,889,644
Total Money Market Fund
(Cost $1,889,644)		1,889,644
Total Investments - 99.1%
(Cost $43,358,594)		$44,747,928
Other Assets & Liabilities, net - 0.9%		418,851
Total Net Assets - 100.0%		$45,166,779

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2020	$228,050	$2,718
S&P 500 Index Mini Futures Contracts	1	Dec 2020	167,488	(1,133)
			$395,538	$1,585

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	0.29% (3 Month USD LIBOR - 0.01%)	At Maturity	10/06/20	17,278	$37,734,668	$3,734,311

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,877,477	$—	$—	$6,877,477
Mutual Funds	35,980,807	—	—	35,980,807
Money Market Fund	1,889,644	—	—	1,889,644
Equity Futures Contracts**	2,718	—	—	2,718
Equity Index Swap Agreements**	—	3,734,311	—	3,734,311
Total Assets	$44,750,646	$3,734,311	$—	$48,484,957

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,133	$—	$—	$1,133

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,464,697	$5,914,664	$(3,219,977)	$(18,159)	$52,465	$6,193,690	248,045	$38,965
Guggenheim Strategy Fund III	10,177,783	143,502	–	–	146,360	10,467,645	417,537	144,006
Guggenheim Ultra Short Duration Fund — Institutional Class	4,788,517	11,711,274	(8,874,956)	61,809	99,697	7,786,341	780,194	77,633
Guggenheim Variable Insurance Strategy Fund III	11,437,229	158,567	(167,970)	(7,664)	112,969	11,533,131	461,325	159,213
	$29,868,226	$17,928,007	$(12,262,903)	$35,986	$411,491	$35,980,807		$419,817

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 101.4%
Consumer, Non-cyclical - 31.1%
Molson Coors Beverage Co. — Class B1	1,527	$51,246
McKesson Corp.[1]	339	50,487
General Mills, Inc.[1]	799	49,282
Amgen, Inc.[1]	186	47,274
Johnson & Johnson[1]	316	47,046
Kimberly-Clark Corp.[1]	316	46,661
Merck & Company, Inc.	555	46,037
Automatic Data Processing, Inc.	329	45,892
Cardinal Health, Inc.[1]	939	44,086
Campbell Soup Co.[1]	896	43,340
Procter & Gamble Co.[1]	303	42,114
Colgate-Palmolive Co.	535	41,275
Kellogg Co.[1]	616	39,788
Altria Group, Inc.	999	38,601
Philip Morris International, Inc.[1]	503	37,720
JM Smucker Co.[1]	326	37,660
Monster Beverage Corp.*	416	33,363
Kraft Heinz Co.	1,083	32,436
United Rentals, Inc.*	168	29,316
Ingredion, Inc.[1]	373	28,229
UnitedHealth Group, Inc.	87	27,124
Eli Lilly & Co.[1]	179	26,496
Tyson Foods, Inc. — Class A	436	25,933
Gilead Sciences, Inc.[1]	405	25,592
Biogen, Inc.*	89	25,248
Church & Dwight Company, Inc.	264	24,739
Jazz Pharmaceuticals plc*	160	22,814
DaVita, Inc.*	259	22,184
United Therapeutics Corp.*	217	21,917
John B Sanfilippo & Son, Inc.	280	21,106
Pfizer, Inc.[1]	557	20,442
Quanta Services, Inc.	383	20,245
Mondelez International, Inc. — Class A	352	20,222
TreeHouse Foods, Inc.*	461	18,684
Rent-A-Center, Inc.	621	18,562
Conagra Brands, Inc.	439	15,677
Post Holdings, Inc.*	182	15,652
CVS Health Corp.[1]	266	15,534
Constellation Brands, Inc. — Class A	81	15,351
Molina Healthcare, Inc.*	74	13,545
Illumina, Inc.*	42	12,981
Cigna Corp.	75	12,706
Ionis Pharmaceuticals, Inc.*	266	12,622
Anthem, Inc.	46	12,355
Innoviva, Inc.*	1,180	12,331
Regeneron Pharmaceuticals, Inc.*	22	12,315
STERIS plc	68	11,981
Incyte Corp.*	133	11,935
Prestige Consumer Healthcare, Inc.*	327	11,909
Euronet Worldwide, Inc.*	130	11,843
Hologic, Inc.*	178	11,832
Bristol-Myers Squibb Co.	196	11,817
Hill-Rom Holdings, Inc.	140	11,691
Alexion Pharmaceuticals, Inc.*	102	11,672
Medtronic plc	111	11,535
USANA Health Sciences, Inc.*	153	11,269
Alkermes plc*	665	11,019
Total Consumer, Non-cyclical		1,452,733
Industrial - 15.2%
Caterpillar, Inc.[1]	337	50,264
Hubbell, Inc.	367	50,220
Masco Corp.	887	48,900
Snap-on, Inc.[1]	278	40,902
TE Connectivity Ltd.	385	37,630
Waters Corp.*,1	159	31,113
AGCO Corp.	390	28,965
Vishay Intertechnology, Inc.	1,807	28,135
Lincoln Electric Holdings, Inc.	273	25,127
Oshkosh Corp.	334	24,549
Illinois Tool Works, Inc.	117	22,606
ITT, Inc.	338	19,959
Emerson Electric Co.	299	19,605
Timken Co.	357	19,357
Garmin Ltd.	194	18,403
Lockheed Martin Corp.	48	18,397
Owens Corning	244	16,790
Regal Beloit Corp.[1]	176	16,521
Terex Corp.	839	16,243
Eaton Corporation plc	157	16,019
Energizer Holdings, Inc.	388	15,186
Acuity Brands, Inc.	147	15,046
Schneider National, Inc. — Class B	562	13,898
Dover Corp.	113	12,243
Pentair plc	264	12,083
Agilent Technologies, Inc.	117	11,810
Allegion plc	119	11,770
National Instruments Corp.	329	11,746
Lennox International, Inc.	43	11,722
Westrock Co.	337	11,707
Trane Technologies plc	96	11,640
Arrow Electronics, Inc.*	144	11,327
A O Smith Corp.	213	11,246
Total Industrial		711,129
Utilities - 12.7%
Public Service Enterprise Group, Inc.[1]	879	48,266
Evergy, Inc.[1]	919	46,703
PPL Corp.[1]	1,656	45,060
Exelon Corp.[1]	1,208	43,198
WEC Energy Group, Inc.	366	35,465
Dominion Energy, Inc.	403	31,809
Consolidated Edison, Inc.[1]	377	29,330
Southern Co.[1]	508	27,544
Portland General Electric Co.[1]	634	22,507
ONE Gas, Inc.	326	22,497
NiSource, Inc.	1,022	22,484
Ameren Corp.	271	21,431
OGE Energy Corp.	698	20,933
NorthWestern Corp.	389	18,921
UGI Corp.	559	18,436
Alliant Energy Corp.	348	17,974
CenterPoint Energy, Inc.	926	17,918
Entergy Corp.	179	17,637
National Fuel Gas Co.[1]	418	16,967
IDACORP, Inc.	202	16,140

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 101.4% (continued)
Utilities - 12.7% (continued)
Pinnacle West Capital Corp.[1]	207	$15,432
Southwest Gas Holdings, Inc.	191	12,052
NextEra Energy, Inc.	42	11,657
Avista Corp.	339	11,567
Total Utilities		591,928
Technology - 11.7%
International Business Machines Corp.	478	58,158
Cerner Corp.	732	52,916
SS&C Technologies Holdings, Inc.	760	45,995
Texas Instruments, Inc.	281	40,124
Seagate Technology plc	785	38,677
Intel Corp.	688	35,624
NetApp, Inc.	800	35,072
QUALCOMM, Inc.	257	30,244
CDK Global, Inc.	679	29,598
KLA Corp.	143	27,705
Zebra Technologies Corp. — Class A*	106	26,761
Oracle Corp.[1]	392	23,403
Microchip Technology, Inc.	155	15,928
Cirrus Logic, Inc.*	214	14,434
Synaptics, Inc.*	166	13,350
Microsoft Corp.	57	11,989
Teradata Corp.*	523	11,872
Applied Materials, Inc.	199	11,830
HP, Inc.	616	11,698
Kulicke & Soffa Industries, Inc.	497	11,133
Total Technology		546,511
Financial - 10.9%
Allstate Corp.	607	57,143
MetLife, Inc.[1]	1,537	57,130
Equity Residential REIT[1]	930	47,737
Highwoods Properties, Inc. REIT	1,093	36,692
Boston Properties, Inc. REIT	452	36,295
Western Union Co.	1,288	27,602
Travelers Companies, Inc.	242	26,182
Piedmont Office Realty Trust, Inc. — Class A REIT	1,856	25,186
Kennedy-Wilson Holdings, Inc.	1,569	22,782
Hartford Financial Services Group, Inc.	615	22,669
CBRE Group, Inc. — Class A*	439	20,620
Berkshire Hathaway, Inc. — Class B*	90	19,165
Ameriprise Financial, Inc.	115	17,722
Aflac, Inc.	481	17,484
JPMorgan Chase & Co.	163	15,692
Waddell & Reed Financial, Inc. — Class A	948	14,078
Synchrony Financial	466	12,195
PNC Financial Services Group, Inc.	108	11,871
Bank of America Corp.	480	11,563
M&T Bank Corp.	101	9,301
Total Financial		509,109
Consumer, Cyclical - 10.1%
Gentex Corp.[1]	1,961	50,496
Best Buy Company, Inc.	424	47,187
Autoliv, Inc.	645	47,007
Cummins, Inc.[1]	220	46,455
Allison Transmission Holdings, Inc.[1]	980	34,437
PACCAR, Inc.	374	31,895
Gentherm, Inc.*	761	31,125
Dolby Laboratories, Inc. — Class A	411	27,241
Genuine Parts Co.	266	25,315
Whirlpool Corp.	123	22,619
PulteGroup, Inc.	486	22,497
Lear Corp.[1]	176	19,193
General Motors Co.	523	15,475
Brunswick Corp.	248	14,610
Hanesbrands, Inc.	913	14,380
MSC Industrial Direct Company, Inc. — Class A	185	11,707
Mohawk Industries, Inc.*	117	11,418
Total Consumer, Cyclical		473,057
Communications - 9.4%
Verizon Communications, Inc.[1]	1,009	60,025
Cisco Systems, Inc.[1]	1,296	51,049
Viavi Solutions, Inc.*	3,932	46,122
T-Mobile US, Inc.*	348	39,797
Juniper Networks, Inc.[1]	1,821	39,152
Omnicom Group, Inc.[1]	703	34,799
AT&T, Inc.[1]	1,137	32,416
Motorola Solutions, Inc.	148	23,208
eBay, Inc.	394	20,527
VeriSign, Inc.*	94	19,256
Ciena Corp.*	463	18,377
Comcast Corp. — Class A	335	15,497
Alphabet, Inc. — Class C*	10	14,696
Sirius XM Holdings, Inc.	2,546	13,647
Yelp, Inc. — Class A*	479	9,623
Total Communications		438,191
Basic Materials - 0.3%
Domtar Corp.	430	11,296
Total Common Stocks
(Cost $4,800,643)		4,733,954

MONEY MARKET FUND† - 2.8%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.00%[2]	131,737	131,737
Total Money Market Fund
(Cost $131,737)		131,737
Total Investments - 104.2%
(Cost $4,932,380)		$4,865,691
Other Assets & Liabilities, net - (4.2)%		(198,298)
Total Net Assets - 100.0%		$4,667,393

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.49% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	$444,026	$(1,179)
Goldman Sachs International	GS Equity Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	444,131	(1,415)
					$888,157	$(2,594)
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.21)% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$1,732,751	$(69,085)
Goldman Sachs International	GS Equity Custom Basket	(0.11)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	1,669,920	(60,206)
					$3,402,671	$(129,291)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Amgen, Inc.	17	0.97%	$762
McKesson Corp.	32	1.07%	719
United Rentals, Inc.	16	0.63%	550
Rent-A-Center, Inc.	59	0.40%	536
Eli Lilly & Co.	17	0.57%	463
Johnson & Johnson	30	1.01%	371
Procter & Gamble Co.	28	0.88%	347
Kellogg Co.	58	0.84%	267
Jazz Pharmaceuticals plc	15	0.48%	212
Kimberly-Clark Corp.	30	1.00%	209
Automatic Data Processing, Inc.	31	0.97%	198
Colgate-Palmolive Co.	51	0.89%	150
Medtronic plc	10	0.23%	137
UnitedHealth Group, Inc.	8	0.56%	134
STERIS plc	6	0.24%	133
Mondelez International, Inc. — Class A	33	0.43%	128
Monster Beverage Corp.	39	0.70%	128
CVS Health Corp.	25	0.33%	119
Alexion Pharmaceuticals, Inc.	9	0.23%	107
Merck & Company, Inc.	52	0.97%	81
JM Smucker Co.	31	0.81%	75
General Mills, Inc.	76	1.06%	73
Anthem, Inc.	4	0.24%	72
Pfizer, Inc.	53	0.44%	60
Conagra Brands, Inc.	41	0.33%	48
Molina Healthcare, Inc.	7	0.29%	47
Prestige Consumer Healthcare, Inc.	31	0.25%	44
Cigna Corp.	7	0.27%	43
DaVita, Inc.	24	0.46%	31
Quanta Services, Inc.	36	0.43%	22
Church & Dwight Company, Inc.	25	0.53%	8
Constellation Brands, Inc. — Class A	7	0.30%	8
Illumina, Inc.	4	0.28%	(4)
USANA Health Sciences, Inc.	14	0.23%	(15)
Bristol-Myers Squibb Co.	18	0.24%	(15)
Campbell Soup Co.	85	0.93%	(25)
Hologic, Inc.	17	0.25%	(26)
Regeneron Pharmaceuticals, Inc.	2	0.25%	(30)
Philip Morris International, Inc.	47	0.79%	(44)
Post Holdings, Inc.	17	0.33%	(88)
Euronet Worldwide, Inc.	12	0.25%	(88)
Hill-Rom Holdings, Inc.	13	0.24%	(105)
Incyte Corp.	12	0.24%	(109)
Tyson Foods, Inc. — Class A	41	0.55%	(122)
Alkermes plc	63	0.24%	(129)
Cardinal Health, Inc.	119	1.26%	(148)
Kraft Heinz Co.	103	0.69%	(151)
Ionis Pharmaceuticals, Inc.	25	0.27%	(173)
United Therapeutics Corp.	20	0.45%	(177)
Altria Group, Inc.	95	0.83%	(182)
TreeHouse Foods, Inc.	43	0.39%	(189)
Biogen, Inc.	8	0.51%	(212)
Innoviva, Inc.	112	0.26%	(234)
John B Sanfilippo & Son, Inc.	26	0.44%	(265)
Gilead Sciences, Inc.	38	0.54%	(372)
Ingredion, Inc.	35	0.60%	(464)
Molson Coors Beverage Co. — Class B	145	1.10%	(1,542)
Total Consumer, Non-cyclical			1,373
Financial
Waddell & Reed Financial, Inc. — Class A	90	0.30%	192
Western Union Co.	122	0.59%	128
CBRE Group, Inc. — Class A	41	0.43%	115
PNC Financial Services Group, Inc.	10	0.25%	47
Synchrony Financial	44	0.26%	22
Aflac, Inc.	45	0.37%	7
Berkshire Hathaway, Inc. — Class B	8	0.38%	4
JPMorgan Chase & Co.	16	0.34%	(10)
Ameriprise Financial, Inc.	11	0.38%	(52)
M&T Bank Corp.	9	0.19%	(118)
Bank of America Corp.	45	0.24%	(136)
Hartford Financial Services Group, Inc.	58	0.48%	(144)
Allstate Corp.	57	1.21%	(257)
Travelers Companies, Inc.	23	0.56%	(305)
MetLife, Inc.	146	1.22%	(392)
Piedmont Office Realty Trust, Inc. — Class A	176	0.54%	(594)
Highwoods Properties, Inc.	104	0.79%	(659)
Boston Properties, Inc.	43	0.78%	(664)
Kennedy-Wilson Holdings, Inc.	149	0.49%	(667)
Equity Residential	88	1.02%	(850)
Total Financial			(4,333)
Consumer, Cyclical
Cummins, Inc.	21	1.00%	909
Autoliv, Inc.	61	1.00%	846
Hanesbrands, Inc.	87	0.31%	559
Whirlpool Corp.	11	0.46%	343
Gentherm, Inc.	72	0.66%	336
Lear Corp.	16	0.39%	256
Best Buy Company, Inc.	40	1.00%	109
PulteGroup, Inc.	46	0.48%	86
PACCAR, Inc.	35	0.67%	29
Brunswick Corp.	23	0.31%	15

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Dolby Laboratories, Inc. — Class A	39	0.58%	$15
Genuine Parts Co.	25	0.54%	(12)
Gentex Corp.	186	1.08%	(97)
MSC Industrial Direct Company, Inc. — Class A	17	0.24%	(99)
Mohawk Industries, Inc.	11	0.24%	(212)
General Motors Co.	49	0.33%	(261)
Allison Transmission Holdings, Inc.	93	0.74%	(511)
Total Consumer, Cyclical			2,311
Communications
Alphabet, Inc. — Class C	1	0.33%	319
Comcast Corp. — Class A	31	0.32%	259
T-Mobile US, Inc.	33	0.85%	134
Verizon Communications, Inc.	73	0.98%	127
eBay, Inc.	37	0.43%	31
VeriSign, Inc.	9	0.42%	29
Motorola Solutions, Inc.	14	0.49%	21
Viavi Solutions, Inc.	374	0.99%	(47)
Juniper Networks, Inc.	173	0.84%	(155)
Sirius XM Holdings, Inc.	242	0.29%	(169)
Cisco Systems, Inc.	123	1.09%	(171)
Ciena Corp.	44	0.39%	(249)
Yelp, Inc. — Class A	45	0.20%	(300)
Omnicom Group, Inc.	66	0.74%	(488)
AT&T, Inc.	77	0.49%	(658)
Total Communications			(1,317)
Utilities
WEC Energy Group, Inc.	34	0.74%	105
Dominion Energy, Inc.	38	0.68%	76
Ameren Corp.	25	0.45%	74
UGI Corp.	53	0.39%	37
CenterPoint Energy, Inc.	88	0.38%	32
NextEra Energy, Inc.	4	0.25%	4
OGE Energy Corp.	66	0.45%	(46)
Southern Co.	48	0.59%	(50)
Entergy Corp.	17	0.38%	(63)
Consolidated Edison, Inc.	35	0.61%	(80)
Pinnacle West Capital Corp.	19	0.32%	(87)
Public Service Enterprise Group, Inc.	83	1.03%	(97)
Alliant Energy Corp.	33	0.38%	(98)
IDACORP, Inc.	19	0.34%	(197)
Southwest Gas Holdings, Inc.	18	0.26%	(205)
National Fuel Gas Co.	39	0.36%	(207)
Avista Corp.	32	0.25%	(225)
NiSource, Inc.	97	0.48%	(252)
NorthWestern Corp.	37	0.41%	(269)
ONE Gas, Inc.	31	0.48%	(338)
PPL Corp.	157	0.96%	(360)
Evergy, Inc.	87	1.00%	(566)
Exelon Corp.	115	0.93%	(631)
Portland General Electric Co.	60	0.48%	(675)
Total Utilities			(4,118)
Basic Materials
Domtar Corp.	40	0.24%	(78)
Industrial
Caterpillar, Inc.	32	1.07%	909
Snap-on, Inc.	26	0.86%	626
Owens Corning	23	0.36%	526
TE Connectivity Ltd.	36	0.79%	361
Regal Beloit Corp.	16	0.34%	308
Westrock Co.	32	0.25%	299
Schneider National, Inc. — Class B	53	0.30%	218
Lincoln Electric Holdings, Inc.	26	0.54%	173
Garmin Ltd.	18	0.38%	170
Timken Co.	34	0.42%	149
Illinois Tool Works, Inc.	11	0.48%	84
A O Smith Corp.	20	0.24%	84
Eaton Corporation plc	14	0.32%	71
Arrow Electronics, Inc.	13	0.23%	51
Acuity Brands, Inc.	14	0.32%	38
AGCO Corp.	37	0.62%	34
Agilent Technologies, Inc.	11	0.25%	31
Lennox International, Inc.	4	0.25%	25
Hubbell, Inc.	35	1.08%	17
Allegion plc	11	0.25%	16
Trane Technologies plc	9	0.25%	3
Pentair plc	25	0.26%	(1)
Dover Corp.	10	0.24%	(2)
Lockheed Martin Corp.	4	0.35%	(9)
Energizer Holdings, Inc.	36	0.32%	(15)
Vishay Intertechnology, Inc.	172	0.60%	(18)
National Instruments Corp.	31	0.25%	(28)
ITT, Inc.	32	0.43%	(29)
Oshkosh Corp.	31	0.51%	(53)
Masco Corp.	84	1.04%	(121)
Emerson Electric Co.	28	0.41%	(213)
Waters Corp.	15	0.66%	(307)
Terex Corp.	79	0.34%	(562)
Total Industrial			2,835
Technology
QUALCOMM, Inc.	24	0.64%	862
Texas Instruments, Inc.	26	0.84%	483
CDK Global, Inc.	64	0.63%	314
Synaptics, Inc.	15	0.27%	293
Oracle Corp.	37	0.50%	238
HP, Inc.	58	0.25%	204
Cerner Corp.	69	1.12%	165
NetApp, Inc.	76	0.75%	137
Applied Materials, Inc.	19	0.25%	126
KLA Corp.	13	0.57%	84
Cirrus Logic, Inc.	20	0.30%	80
Microchip Technology, Inc.	14	0.32%	46
Microsoft Corp.	5	0.24%	30
SS&C Technologies Holdings, Inc.	72	0.98%	(15)
Zebra Technologies Corp. — Class A	10	0.57%	(65)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Kulicke & Soffa Industries, Inc.	47	0.23%	$(91)
Seagate Technology plc	74	0.81%	(116)
International Business Machines Corp.	45	1.22%	(177)
Teradata Corp.	49	0.24%	(192)
Intel Corp.	65	0.75%	(258)
Total Technology			2,148
Total MS Equity Long Custom Basket			$(1,179)

MS EQUITY SHORT CUSTOM BASKET
Utilities
California Water Service Group	321	(0.80)%	$2,654
American States Water Co.	64	(0.28)%	1,129
American Water Works Company, Inc.	49	(0.41)%	(462)
Total Utilities			3,321
Communications
Zendesk, Inc.	102	(0.61)%	(218)
Snap, Inc. — Class A	356	(0.54)%	(263)
Liberty Broadband Corp. — Class C	206	(1.70)%	(1,600)
Okta, Inc.	28	(0.35)%	(1,988)
Q2 Holdings, Inc.	118	(0.62)%	(2,018)
Anaplan, Inc.	112	(0.40)%	(2,569)
Total Communications			(8,656)
Basic Materials
Ashland Global Holdings, Inc.	213	(0.87)%	476
Axalta Coating Systems Ltd.	301	(0.39)%	40
United States Steel Corp.	1,555	(0.66)%	(67)
Nucor Corp.	296	(0.77)%	(131)
Newmont Corp.	149	(0.55)%	(301)
PPG Industries, Inc.	77	(0.54)%	(681)
Ecolab, Inc.	35	(0.40)%	(822)
Celanese Corp. — Class A	146	(0.91)%	(1,065)
Balchem Corp.	255	(1.44)%	(1,625)
Linde plc	126	(1.73)%	(3,620)
Albemarle Corp.	194	(1.00)%	(4,503)
Freeport-McMoRan, Inc.	780	(0.70)%	(4,998)
RPM International, Inc.	326	(1.56)%	(5,451)
Quaker Chemical Corp.	133	(1.38)%	(5,923)
Air Products & Chemicals, Inc.	103	(1.77)%	(6,163)
Total Basic Materials			(34,834)
Industrial
Exponent, Inc.	241	(1.00)%	1,186
US Ecology, Inc.	215	(0.41)%	1,044
AptarGroup, Inc.	99	(0.65)%	281
Waste Management, Inc.	115	(0.75)%	(39)
Ingersoll Rand, Inc.	254	(0.52)%	(40)
TransDigm Group, Inc.	19	(0.52)%	(214)
HEICO Corp.	65	(0.39)%	(299)
ESCO Technologies, Inc.	102	(0.47)%	(394)
Crown Holdings, Inc.	115	(0.51)%	(590)
Silgan Holdings, Inc.	195	(0.41)%	(739)
Martin Marietta Materials, Inc.	48	(0.65)%	(1,593)
Tetra Tech, Inc.	201	(1.11)%	(1,752)
Eagle Materials, Inc.	149	(0.74)%	(1,754)
Vulcan Materials Co.	112	(0.88)%	(2,650)
Casella Waste Systems, Inc. — Class A	290	(0.93)%	(2,926)
Ball Corp.	219	(1.05)%	(3,297)
Total Industrial			(13,776)
Consumer, Cyclical
JetBlue Airways Corp.	778	(0.51)%	322
Five Below, Inc.	54	(0.40)%	116
Hilton Worldwide Holdings, Inc.	134	(0.66)%	26
TJX Companies, Inc.	305	(0.98)%	(71)
Delta Air Lines, Inc.	300	(0.53)%	(91)
Planet Fitness, Inc. — Class A	77	(0.27)%	(121)
Live Nation Entertainment, Inc.	216	(0.67)%	(402)
Ross Stores, Inc.	206	(1.11)%	(747)
Southwest Airlines Co.	238	(0.52)%	(1,107)
Copart, Inc.	175	(1.06)%	(1,308)
Burlington Stores, Inc.	69	(0.82)%	(1,396)
Scotts Miracle-Gro Co. — Class A	74	(0.65)%	(2,331)
Starbucks Corp.	278	(1.38)%	(2,890)
NIKE, Inc. — Class B	130	(0.94)%	(3,292)
Total Consumer, Cyclical			(13,292)
Energy
Phillips 66	416	(1.24)%	5,507
National Oilwell Varco, Inc.	921	(0.48)%	2,182
Devon Energy Corp.	2,258	(1.23)%	1,705
Hess Corp.	314	(0.74)%	1,487
Concho Resources, Inc.	201	(0.51)%	1,247
EOG Resources, Inc.	422	(0.88)%	709
Schlumberger Ltd.	614	(0.55)%	443
Williams Companies, Inc.	487	(0.55)%	415
ConocoPhillips	398	(0.75)%	227
Parsley Energy, Inc. — Class A	963	(0.52)%	(135)
Total Energy			13,787
Technology
Appfolio, Inc. — Class A	33	(0.27)%	148
Varonis Systems, Inc.	93	(0.62)%	(40)
Tyler Technologies, Inc.	17	(0.34)%	(73)
Atlassian Corporation plc — Class A	32	(0.34)%	(242)
Pegasystems, Inc.	81	(0.57)%	(263)
Splunk, Inc.	55	(0.60)%	(428)
Smartsheet, Inc. — Class A	94	(0.27)%	(510)
Fiserv, Inc.	263	(1.56)%	(788)
Coupa Software, Inc.	17	(0.27)%	(1,117)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
NVIDIA Corp.	14	(0.44)%	$(1,125)
Workiva, Inc.	81	(0.26)%	(1,186)
Veeva Systems, Inc. — Class A	17	(0.28)%	(1,505)
Zscaler, Inc.	42	(0.34)%	(2,701)
HubSpot, Inc.	24	(0.40)%	(2,873)
Fidelity National Information Services, Inc.	189	(1.61)%	(3,425)
salesforce.com, Inc.	71	(1.03)%	(3,520)
Total Technology			(19,648)
Consumer, Non-cyclical
IHS Markit Ltd.	244	(1.11)%	705
Equifax, Inc.	149	(1.35)%	396
DexCom, Inc.	12	(0.29)%	343
WD-40 Co.	36	(0.39)%	201
Cooper Companies, Inc.	40	(0.78)%	(56)
CoStar Group, Inc.	17	(0.83)%	(281)
Rollins, Inc.	281	(0.88)%	(461)
Estee Lauder Companies, Inc. — Class A	33	(0.42)%	(635)
Avery Dennison Corp.	74	(0.55)%	(1,416)
Verisk Analytics, Inc. — Class A	153	(1.64)%	(1,814)
Avalara, Inc.	46	(0.34)%	(2,419)
Global Payments, Inc.	154	(1.58)%	(2,862)
PayPal Holdings, Inc.	58	(0.66)%	(4,060)
Total Consumer, Non-cyclical			(12,359)
Financial
UDR, Inc.	410	(0.77)%	5,782
Kilroy Realty Corp.	284	(0.85)%	3,991
Acadia Realty Trust	692	(0.42)%	3,574
Valley National Bancorp	1,024	(0.40)%	3,308
JBG SMITH Properties	482	(0.74)%	3,164
First Midwest Bancorp, Inc.	673	(0.42)%	3,085
Realty Income Corp.	391	(1.37)%	3,053
Fulton Financial Corp.	993	(0.53)%	2,404
Brookline Bancorp, Inc.	1,218	(0.61)%	2,308
Alleghany Corp.	50	(1.50)%	2,287
Southside Bancshares, Inc.	381	(0.54)%	2,071
First Financial Bankshares, Inc.	408	(0.66)%	2,023
Global Net Lease, Inc.	616	(0.57)%	1,869
Medical Properties Trust, Inc.	835	(0.85)%	1,798
Agree Realty Corp.	543	(1.99)%	1,158
Loews Corp.	281	(0.56)%	1,036
Americold Realty Trust	532	(1.10)%	1,022
TFS Financial Corp.	564	(0.48)%	875
Healthpeak Properties, Inc.	398	(0.62)%	555
QTS Realty Trust, Inc. — Class A	182	(0.66)%	297
CyrusOne, Inc.	144	(0.58)%	232
Rayonier, Inc.	337	(0.51)%	(143)
Prologis, Inc.	164	(0.95)%	(469)
American Tower Corp. — Class A	29	(0.40)%	(524)
Healthcare Trust of America, Inc. — Class A	542	(0.81)%	(650)
Alexandria Real Estate Equities, Inc.	108	(1.00)%	(651)
James River Group Holdings Ltd.	233	(0.60)%	(664)
First Republic Bank	153	(0.96)%	(1,096)
EastGroup Properties, Inc.	104	(0.78)%	(1,277)
STAG Industrial, Inc.	295	(0.52)%	(1,286)
Crown Castle International Corp.	75	(0.72)%	(1,916)
Goldman Sachs Group, Inc.	218	(2.53)%	(2,430)
SBA Communications Corp.	23	(0.42)%	(2,582)
Sun Communities, Inc.	153	(1.24)%	(3,262)
Equinix, Inc.	16	(0.70)%	(3,342)
Terreno Realty Corp.	293	(0.93)%	(4,118)
Rexford Industrial Realty, Inc.	519	(1.37)%	(5,110)
Total Financial			16,372
Total MS Equity Short Custom Basket			$(69,085)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Waddell & Reed Financial, Inc. — Class A	90	0.30%	$193
Western Union Co.	122	0.59%	128
CBRE Group, Inc. — Class A	41	0.43%	110
PNC Financial Services Group, Inc.	10	0.25%	46
Synchrony Financial	44	0.26%	22
Aflac, Inc.	45	0.37%	4
Berkshire Hathaway, Inc. — Class B	8	0.38%	3
JPMorgan Chase & Co.	16	0.34%	(15)
Ameriprise Financial, Inc.	11	0.38%	(54)
M&T Bank Corp.	9	0.19%	(111)
Bank of America Corp.	45	0.24%	(140)
Hartford Financial Services Group, Inc.	58	0.48%	(144)
Allstate Corp.	57	1.21%	(255)
Travelers Companies, Inc.	23	0.56%	(309)
MetLife, Inc.	146	1.22%	(386)
Piedmont Office Realty Trust, Inc. — Class A	176	0.54%	(583)
Highwoods Properties, Inc.	104	0.79%	(661)
Kennedy-Wilson Holdings, Inc.	149	0.49%	(663)
Boston Properties, Inc.	43	0.78%	(668)
Equity Residential	88	1.02%	(851)
Total Financial			(4,334)
Industrial
Caterpillar, Inc.	32	1.07%	915
Snap-on, Inc.	26	0.86%	615
Owens Corning	23	0.36%	525
TE Connectivity Ltd.	36	0.79%	361
Schneider National, Inc. — Class B	53	0.30%	359
Regal Beloit Corp.	16	0.34%	303
Westrock Co.	32	0.25%	300
Lincoln Electric Holdings, Inc.	26	0.54%	170
Garmin Ltd.	18	0.38%	165
Timken Co.	34	0.41%	149
A O Smith Corp.	20	0.24%	83
Illinois Tool Works, Inc.	11	0.48%	82
Eaton Corporation plc	14	0.32%	70
Arrow Electronics, Inc.	13	0.23%	45
Acuity Brands, Inc.	14	0.32%	41
Old Dominion Freight Line, Inc.	1	0.02%	41
AGCO Corp.	37	0.62%	34
Agilent Technologies, Inc.	11	0.25%	34
Lennox International, Inc.	4	0.25%	27
Allegion plc	11	0.24%	21
Hubbell, Inc.	35	1.08%	17
Trane Technologies plc	9	0.25%	6
Dover Corp.	10	0.24%	—
Pentair plc	25	0.26%	—
Lockheed Martin Corp.	4	0.35%	(11)
Energizer Holdings, Inc.	36	0.32%	(15)
Vishay Intertechnology, Inc.	172	0.60%	(23)
ITT, Inc.	32	0.43%	(26)
National Instruments Corp.	31	0.25%	(27)
Oshkosh Corp.	31	0.51%	(114)
Masco Corp.	84	1.04%	(122)
Waters Corp.	15	0.66%	(140)
Emerson Electric Co.	28	0.41%	(216)
Terex Corp.	79	0.34%	(561)
Total Industrial			3,108
Consumer, Non-cyclical
Amgen, Inc.	17	0.97%	868
United Rentals, Inc.	16	0.63%	550
Rent-A-Center, Inc.	59	0.40%	536
Eli Lilly & Co.	17	0.57%	459
Johnson & Johnson	30	1.01%	358
McKesson Corp.	32	1.07%	350
Procter & Gamble Co.	28	0.88%	350
Kellogg Co.	58	0.84%	250
Jazz Pharmaceuticals plc	15	0.48%	219
Kimberly-Clark Corp.	30	1.00%	208
Automatic Data Processing, Inc.	31	0.97%	201
Colgate-Palmolive Co.	51	0.89%	144
STERIS plc	6	0.24%	134
UnitedHealth Group, Inc.	8	0.56%	134
Monster Beverage Corp.	39	0.70%	129
Mondelez International, Inc. — Class A	33	0.43%	126
Alexion Pharmaceuticals, Inc.	9	0.23%	107
CVS Health Corp.	25	0.33%	98
Merck & Company, Inc.	52	0.97%	78
Anthem, Inc.	4	0.24%	74
JM Smucker Co.	31	0.81%	72
General Mills, Inc.	76	1.06%	68
Medtronic plc	10	0.23%	64
Cigna Corp.	7	0.27%	50
Conagra Brands, Inc.	41	0.33%	48
Molina Healthcare, Inc.	7	0.29%	46
Prestige Consumer Healthcare, Inc.	31	0.25%	42
DaVita, Inc.	24	0.46%	34
Quanta Services, Inc.	36	0.43%	17
Constellation Brands, Inc. — Class A	7	0.30%	9
Church & Dwight Company, Inc.	25	0.53%	9
Bristol-Myers Squibb Co.	18	0.24%	(12)
Regeneron Pharmaceuticals, Inc.	2	0.25%	(13)
USANA Health Sciences, Inc.	14	0.23%	(16)
Pfizer, Inc.	53	0.44%	(17)
Illumina, Inc.	4	0.28%	(17)
Hologic, Inc.	17	0.25%	(20)
Campbell Soup Co.	85	0.93%	(27)
Euronet Worldwide, Inc.	12	0.25%	(89)
Post Holdings, Inc.	17	0.33%	(92)
Philip Morris International, Inc.	47	0.79%	(100)
Hill-Rom Holdings, Inc.	13	0.24%	(105)
Incyte Corp.	12	0.24%	(110)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Tyson Foods, Inc. — Class A	41	0.55%	$(128)
Alkermes plc	63	0.24%	(128)
Cardinal Health, Inc.	119	1.26%	(137)
Kraft Heinz Co.	103	0.69%	(156)
United Therapeutics Corp.	20	0.45%	(169)
Ionis Pharmaceuticals, Inc.	25	0.27%	(170)
Altria Group, Inc.	95	0.83%	(187)
TreeHouse Foods, Inc.	43	0.39%	(189)
Biogen, Inc.	8	0.51%	(205)
Ingredion, Inc.	35	0.60%	(244)
Innoviva, Inc.	112	0.26%	(249)
John B Sanfilippo & Son, Inc.	26	0.44%	(258)
Gilead Sciences, Inc.	38	0.54%	(372)
Molson Coors Beverage Co. — Class B	145	1.10%	(1,544)
Total Consumer, Non-cyclical			1,078
Technology
QUALCOMM, Inc.	24	0.64%	859
Texas Instruments, Inc.	26	0.84%	479
CDK Global, Inc.	64	0.63%	316
Synaptics, Inc.	15	0.27%	300
Oracle Corp.	37	0.50%	213
HP, Inc.	58	0.25%	207
Cerner Corp.	69	1.12%	165
NetApp, Inc.	76	0.75%	139
Applied Materials, Inc.	19	0.25%	128
Cirrus Logic, Inc.	20	0.30%	85
KLA Corp.	13	0.57%	80
Microchip Technology, Inc.	14	0.32%	46
Microsoft Corp.	5	0.24%	31
SS&C Technologies Holdings, Inc.	72	0.98%	(16)
Zebra Technologies Corp. — Class A	10	0.57%	(70)
Kulicke & Soffa Industries, Inc.	47	0.24%	(87)
Seagate Technology plc	74	0.82%	(114)
Teradata Corp.	49	0.25%	(182)
International Business Machines Corp.	45	1.23%	(191)
Intel Corp.	65	0.76%	(256)
Total Technology			2,132
Consumer, Cyclical
Cummins, Inc.	21	1.00%	902
Autoliv, Inc.	61	1.00%	853
Hanesbrands, Inc.	87	0.31%	557
Gentherm, Inc.	72	0.66%	343
Whirlpool Corp.	11	0.46%	341
Lear Corp.	16	0.39%	259
Best Buy Company, Inc.	40	1.00%	104
PulteGroup, Inc.	46	0.48%	85
PACCAR, Inc.	35	0.67%	26
Dolby Laboratories, Inc. — Class A	39	0.58%	16
Brunswick Corp.	23	0.31%	14
Genuine Parts Co.	25	0.54%	(9)
Gentex Corp.	186	1.08%	(94)
MSC Industrial Direct Company, Inc. — Class A	17	0.24%	(101)
Mohawk Industries, Inc.	11	0.24%	(213)
General Motors Co.	49	0.33%	(267)
Allison Transmission Holdings, Inc.	93	0.74%	(465)
Total Consumer, Cyclical			2,351
Utilities
WEC Energy Group, Inc.	34	0.74%	103
Dominion Energy, Inc.	38	0.68%	77
Ameren Corp.	25	0.45%	74
UGI Corp.	53	0.39%	37
CenterPoint Energy, Inc.	88	0.38%	34
NextEra Energy, Inc.	4	0.25%	6
OGE Energy Corp.	66	0.45%	(48)
Entergy Corp.	17	0.38%	(65)
Southern Co.	48	0.59%	(70)
Consolidated Edison, Inc.	35	0.61%	(81)
Pinnacle West Capital Corp.	19	0.32%	(88)
Public Service Enterprise Group, Inc.	83	1.03%	(97)
Alliant Energy Corp.	33	0.38%	(99)
National Fuel Gas Co.	39	0.36%	(190)
IDACORP, Inc.	19	0.34%	(196)
Southwest Gas Holdings, Inc.	18	0.26%	(202)
Avista Corp.	32	0.25%	(223)
NiSource, Inc.	97	0.48%	(250)
NorthWestern Corp.	37	0.41%	(268)
PPL Corp.	157	0.96%	(309)
ONE Gas, Inc.	31	0.48%	(329)
Evergy, Inc.	87	1.00%	(567)
Exelon Corp.	115	0.93%	(627)
Portland General Electric Co.	60	0.48%	(965)
Total Utilities			(4,343)
Communications
Alphabet, Inc. — Class C	1	0.33%	318
Comcast Corp. — Class A	31	0.32%	259
Verizon Communications, Inc.	73	0.98%	194
T-Mobile US, Inc.	33	0.85%	137
VeriSign, Inc.	9	0.42%	31
eBay, Inc.	37	0.43%	26
Motorola Solutions, Inc.	14	0.49%	25
Viavi Solutions, Inc.	374	0.99%	(74)
Juniper Networks, Inc.	173	0.84%	(146)
Cisco Systems, Inc.	123	1.09%	(171)
Sirius XM Holdings, Inc.	242	0.28%	(172)
Ciena Corp.	44	0.38%	(247)
Yelp, Inc. — Class A	45	0.19%	(290)
Omnicom Group, Inc.	66	0.73%	(575)
AT&T, Inc.	77	0.48%	(664)
Total Communications			(1,349)
Basic Materials
Arconic Corp.	1	0.00%	(3)
Domtar Corp.	40	0.24%	(55)
Total Basic Materials			(58)
Total GS Equity Long Custom Basket			$(1,415)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
UDR, Inc.	410	(0.79)%	$5,893
Kilroy Realty Corp.	284	(0.88)%	3,956
Acadia Realty Trust	692	(0.44)%	3,542
Valley National Bancorp	1,024	(0.42)%	3,421
JBG SMITH Properties	482	(0.77)%	3,162
First Midwest Bancorp, Inc.	673	(0.43)%	3,122
Realty Income Corp.	391	(1.42)%	2,737
Alleghany Corp.	50	(1.56)%	2,377
Fulton Financial Corp.	993	(0.55)%	2,353
Brookline Bancorp, Inc.	1,218	(0.63)%	2,301
Southside Bancshares, Inc.	381	(0.56)%	2,034
First Financial Bankshares, Inc.	408	(0.68)%	2,025
Global Net Lease, Inc.	616	(0.59)%	1,866
Medical Properties Trust, Inc.	835	(0.88)%	1,796
Agree Realty Corp.	543	(2.07)%	1,205
Loews Corp.	281	(0.58)%	1,041
TFS Financial Corp.	564	(0.50)%	868
Healthpeak Properties, Inc.	398	(0.65)%	555
CyrusOne, Inc.	144	(0.60)%	207
Rayonier, Inc.	337	(0.53)%	(130)
Prologis, Inc.	164	(0.99)%	(438)
American Tower Corp. — Class A	29	(0.42)%	(518)
Alexandria Real Estate Equities, Inc.	108	(1.03)%	(628)
Healthcare Trust of America, Inc. — Class A	542	(0.84)%	(666)
James River Group Holdings Ltd.	233	(0.62)%	(672)
First Republic Bank	153	(1.00)%	(1,050)
EastGroup Properties, Inc.	104	(0.81)%	(1,109)
STAG Industrial, Inc.	295	(0.54)%	(1,314)
Crown Castle International Corp.	75	(0.75)%	(1,518)
QTS Realty Trust, Inc. — Class A	182	(0.69)%	(1,658)
Sun Communities, Inc.	153	(1.29)%	(1,834)
SBA Communications Corp.	23	(0.44)%	(2,190)
Terreno Realty Corp.	293	(0.96)%	(2,253)
Equinix, Inc.	16	(0.73)%	(2,785)
Rexford Industrial Realty, Inc.	519	(1.42)%	(3,150)
Total Financial			22,548
Basic Materials
Ashland Global Holdings, Inc.	213	(0.90)%	510
Axalta Coating Systems Ltd.	301	(0.40)%	63
United States Steel Corp.	1,555	(0.68)%	(75)
Nucor Corp.	296	(0.80)%	(135)
Balchem Corp.	255	(1.49)%	(279)
Newmont Corp.	149	(0.57)%	(295)
PPG Industries, Inc.	77	(0.56)%	(403)
Ecolab, Inc.	35	(0.42)%	(856)
Celanese Corp. — Class A	146	(0.94)%	(1,074)
Linde plc	126	(1.80)%	(3,583)
Albemarle Corp.	194	(1.04)%	(4,536)
Freeport-McMoRan, Inc.	780	(0.73)%	(5,009)
RPM International, Inc.	326	(1.62)%	(5,726)
Quaker Chemical Corp.	133	(1.43)%	(5,997)
Air Products & Chemicals, Inc.	103	(1.84)%	(6,191)
Total Basic Materials			(33,586)
Energy
Phillips 66	416	(1.29)%	5,477
National Oilwell Varco, Inc.	921	(0.50)%	2,175
Devon Energy Corp.	2,258	(1.28)%	1,743
Hess Corp.	314	(0.77)%	1,485
Concho Resources, Inc.	201	(0.53)%	1,256
EOG Resources, Inc.	422	(0.91)%	715
Schlumberger Ltd.	614	(0.57)%	435
Williams Companies, Inc.	487	(0.57)%	410
ConocoPhillips	398	(0.78)%	222
Parsley Energy, Inc. — Class A	963	(0.54)%	(129)
Total Energy			13,789
Industrial
Exponent, Inc.	241	(1.04)%	1,191
US Ecology, Inc.	215	(0.42)%	1,040
AptarGroup, Inc.	99	(0.67)%	291
Ingersoll Rand, Inc.	254	(0.54)%	(26)
Waste Management, Inc.	115	(0.78)%	(28)
TransDigm Group, Inc.	19	(0.54)%	(143)
HEICO Corp.	65	(0.41)%	(283)
ESCO Technologies, Inc.	102	(0.49)%	(420)
Crown Holdings, Inc.	115	(0.53)%	(595)
Silgan Holdings, Inc.	195	(0.43)%	(747)
Martin Marietta Materials, Inc.	48	(0.68)%	(1,597)
Eagle Materials, Inc.	149	(0.77)%	(1,750)
Tetra Tech, Inc.	201	(1.15)%	(1,775)
Vulcan Materials Co.	112	(0.91)%	(2,668)
Casella Waste Systems, Inc. — Class A	290	(0.97)%	(2,941)
Ball Corp.	219	(1.09)%	(2,972)
Total Industrial			(13,423)
Consumer, Non-cyclical
IHS Markit Ltd.	244	(1.15)%	696
Equifax, Inc.	149	(1.40)%	379
DexCom, Inc.	12	(0.30)%	274
WD-40 Co.	36	(0.41)%	189
Cooper Companies, Inc.	40	(0.81)%	6
CoStar Group, Inc.	17	(0.86)%	(302)
Rollins, Inc.	281	(0.91)%	(415)
Estee Lauder Companies, Inc. — Class A	33	(0.43)%	(638)
Avery Dennison Corp.	74	(0.57)%	(1,433)
Verisk Analytics, Inc. — Class A	153	(1.70)%	(1,813)
Avalara, Inc.	46	(0.35)%	(2,027)
Global Payments, Inc.	154	(1.64)%	(2,885)
PayPal Holdings, Inc.	58	(0.68)%	(4,001)
Total Consumer, Non-cyclical			(11,970)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Technology
Appfolio, Inc. — Class A	33	(0.28)%	$146
Varonis Systems, Inc.	93	(0.64)%	(3)
Tyler Technologies, Inc.	17	(0.35)%	(64)
Pegasystems, Inc.	81	(0.59)%	(262)
Atlassian Corporation plc — Class A	32	(0.35)%	(263)
Splunk, Inc.	55	(0.62)%	(427)
Smartsheet, Inc. — Class A	94	(0.28)%	(510)
Fiserv, Inc.	263	(1.62)%	(829)
Coupa Software, Inc.	17	(0.28)%	(1,112)
NVIDIA Corp.	14	(0.45)%	(1,161)
Workiva, Inc.	81	(0.27)%	(1,197)
Veeva Systems, Inc. — Class A	17	(0.29)%	(1,476)
HubSpot, Inc.	24	(0.42)%	(2,647)
Zscaler, Inc.	42	(0.35)%	(2,700)
Fidelity National Information Services, Inc.	189	(1.67)%	(3,448)
salesforce.com, Inc.	71	(1.07)%	(3,580)
Total Technology			(19,533)
Consumer, Cyclical
JetBlue Airways Corp.	778	(0.53)%	354
Five Below, Inc.	54	(0.41)%	119
Hilton Worldwide Holdings, Inc.	134	(0.68)%	48
TJX Companies, Inc.	305	(1.02)%	(57)
Delta Air Lines, Inc.	300	(0.55)%	(57)
Planet Fitness, Inc. — Class A	77	(0.28)%	(119)
Live Nation Entertainment, Inc.	216	(0.70)%	(382)
Ross Stores, Inc.	206	(1.15)%	(723)
Southwest Airlines Co.	238	(0.53)%	(1,102)
Copart, Inc.	175	(1.10)%	(1,313)
Burlington Stores, Inc.	69	(0.85)%	(1,451)
Scotts Miracle-Gro Co. — Class A	74	(0.68)%	(2,328)
Starbucks Corp.	278	(1.43)%	(2,902)
NIKE, Inc. — Class B	130	(0.98)%	(3,302)
Total Consumer, Cyclical			(13,215)
Communications
Snap, Inc. — Class A	356	(0.56)%	(157)
Zendesk, Inc.	102	(0.63)%	(194)
Liberty Broadband Corp. — Class C	206	(1.76)%	(1,586)
Q2 Holdings, Inc.	118	(0.64)%	(1,728)
Okta, Inc.	28	(0.36)%	(1,896)
Anaplan, Inc.	112	(0.42)%	(2,588)
Total Communications			(8,149)
Utilities
California Water Service Group	321	(0.84)%	2,667
American States Water Co.	64	(0.29)%	1,128
American Water Works Company, Inc.	49	(0.43)%	(462)
Total Utilities			3,333
Total GS Equity Short Custom Basket			$(60,206)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at September 30, 2020.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,733,954	$—	$—	$4,733,954
Money Market Fund	131,737	—	—	131,737
Total Assets	$4,865,691	$—	$—	$4,865,691

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$131,885	$—	$131,885

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. The Trust offers shares of the funds to insurance companies for their variable annunity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Series A (StylePlus—Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus—Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus—Small Growth Series)	Diversified
Series Y (StylePlus—Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Derivatives and Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will received a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally-cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$203,679,169	$16,814,658	$(1,092,333)	$15,722,325
Series B (Large Cap Value Series)	173,352,479	27,337,619	(20,393,321)	6,944,298
Series D (World Equity Income Series)	102,587,170	16,997,492	(4,518,115)	12,479,377
Series E (Total Return Bond Series)	164,718,540	10,361,316	(1,033,918)	9,327,398
Series F (Floating Rate Strategies Series)	47,278,695	86,298	(1,549,249)	(1,462,951)
Series J (StylePlus—Mid Growth Series)	158,901,558	11,984,201	(1,108,555)	10,875,646
Series N (Managed Asset Allocation Series)	33,458,092	10,061,089	(99,817)	9,961,272
Series O (All Cap Value Series)	76,977,255	11,366,442	(9,386,899)	1,979,543
Series P (High Yield Series)	45,247,502	1,108,553	(3,918,804)	(2,810,251)
Series Q (Small Cap Value Series)	58,064,487	4,866,401	(11,781,246)	(6,914,845)
Series V (SMid Cap Value Series)	154,038,794	16,292,803	(22,745,555)	(6,452,752)
Series X (StylePlus—Small Growth Series)	29,945,852	1,951,723	(432,164)	1,519,559
Series Y (StylePlus—Large Growth Series)	43,472,848	5,096,434	(85,458)	5,010,976
Series Z (Alpha Opportunity Series)	4,981,390	179,403	(426,987)	(247,584)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of September 30, 2020. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of September 30, 2020, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series F (Floating Rate Strategies Series)
	Aspect Software, Inc.	07/15/23	$44,625	$421
Series P (High Yield Series)
	Aspect Software, Inc.	07/15/23	$2,009	$19

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$63,613	$17,160
	FKRT
	5.47% due 07/03/23	06/12/20	1,269,104	1,280,523
	Madison Avenue Secured Funding Trust
	2019-1, 1.65% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20[2]	09/09/19	250,000	250,000
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	420,404	360,210
			$2,003,121	$1,907,893
Series P (High Yield Series)
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	$173,852	$35,875
	Beverages & More, Inc.
	11.50% due 06/15/22	06/16/17	368,871	336,000
	Bruce Mansfield
	due 08/01/23[3]	11/07/18	135,373	348
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	353,909	19,504
			$1,032,005	$391,727

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security is in default of interest and/or principal obligations.

Note 7 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.